FEBRUARY 28, 2001

SEMIANNUAL REPORT

INVESCO Bond Funds, Inc.

HIGH YIELD FUND

SELECT INCOME FUND

TAX-FREE BOND FUND

U.S. GOVERNMENT SECURITIES FUND

"GIVEN UNCERTAINTY IN THE EQUITY MARKETS AND THE PROSPECTS OF ADDITIONAL RATE CUTS, WE BELIEVE BONDS WILL REMAIN A POPULAR INVESTMENT CHOICE IN 2001."

SEE PAGE 3

[INVESCO ICON] INVESCO FUNDS(R)

A Member of the AMVESCAP Group

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

BOND INVESTING NEVER GOES OUT OF STYLE

FELLOW SHAREHOLDER:

Just when conventional wisdom argues that the world has changed, events conspire to remind us that things aren't that different after all.

Take investing: A year ago, bonds seemed to have gone out of style. Not only were they pressured by higher interest rates, they were also having a difficult time competing with high-flying stocks for investor attention. Of course, we saw a sharp reversal in this trend over the past six months. As equity markets experienced downward pressure, investors began to revisit opportunities in the fixed-income market. In fact, bonds well outperformed equities during this period. And with interest rates now declining, bonds look more attractive than ever. Inside this report, you will learn more about the bond market comeback as well our outlook for the remainder of the year.

Bonds remain an important investment choice that can play a role in any investment portfolio. For one, bonds offer potential stability. Many types of fixed-income investments, particularly U.S. Treasury securities and U.S. government agency bonds, provide investors with a safe haven that bears little-to-no credit risk. And even corporate bonds, which carry some credit risk, help defray their sensitivity to market volatility with high coupon payments. Investors can use this income stream to meet their everyday expenses, or to purchase other investments. And for investors concerned about their tax exposure, an investment in a tax-free bond fund can help minimize tax liability.

The recent volatility has reminded investors of the importance of allocating a portion of their assets to fixed-income securities. At INVESCO Funds, we offer a variety of bond funds to help you meet your investment objectives. You can work with your financial advisor to help determine the right allocation for you.

Thank you for your continued confidence in INVESCO Funds.

Sincerely,



/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"WE REMAINED COMMITTED TO RIGOROUS ISSUE-SPECIFIC, BOTTOM-UP CREDIT ANALYSIS, WHICH HAS ENABLED US TO AVOID MOST OF THE CREDIT PROBLEMS THAT PLAGUED OTHER HIGH YIELD INVESTORS."
--PAGE 11

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN....................................1

FUND REPORTS................................................3

AN INTERVIEW WITH JERRY PAUL...............................11

MARKET HEADLINES...........................................13

INVESTMENT HOLDINGS........................................14

FINANCIAL STATEMENTS.......................................33

NOTES TO FINANCIAL STATEMENTS..............................45

FINANCIAL HIGHLIGHTS.......................................50

                                                   INVESCO BOND FUNDS, INC.
                                                         TOTAL RETURN
                                                   PERIODS ENDED 2/28/01(1)

                                                                                                   Manager's
                                          Cumultaive                             10 years* or         Report
Fund (Inception)                          6 months      1 year    5 years*     Since Inception^       Page #
------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-INVESTOR CLASS (3/84)      (2.31%)     (1.95%)      6.43%             9.49%             4
------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS C (2/00)+            (2.81%)     (2.91%)        N/A            (3.19%)^*          4
------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS K (12/00)               N/A         N/A         N/A             6.82%^            4
------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-INVESTOR CLASS (1/77)    4.98%       9.55%       6.47%             8.60%             5
-------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS C (2/00)+          4.62%       8.92%         N/A             8.68%^*           5
-------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS K (12/00)            N/A         N/A         N/A             4.86%^            5
-------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-INVESTOR CLASS (8/81)    5.16%      12.18%       5.14%             6.50%             7
-------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS C (2/00)+         18.24%      25.62%         N/A            25.20%^*           7
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
-INVESTOR CLASS (1/86)                      6.63%      13.99%       7.02%             7.41%             9
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
-CLASS C (2/00)+                            5.87%      12.74%         N/A            13.38%^*           9
-------------------------------------------------------------------------------------------------------------

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.

* AVERAGE ANNUALIZED
^ FOR FUNDS INTRODUCED MORE RECENTLY
+ EXCLUDES APPLICABLE CONTINGENT DEFERRED SALES CHARGE IN THE TOTAL RETURN
  CALCULATION.

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

Bond fund performance has been mixed over the past six months, but has outpaced returns by the broad equity markets. On the upside, Treasury securities benefited from retreating interest rate pressures and investors' flight to quality from troubled equity markets. On the other hand, corporate bonds -- particularly in the high yield market -- struggled against technical pressures and renewed credit concerns in a slowing economy.

INTEREST RATE CUTS BENEFIT TREASURIES & HIGH-GRADE CORPORATES

While rising interest rates dominated investor focus during early 2000, evidence of a slowing economy in the second half of the year sparked anticipation of interest rate cuts. In December, the Federal Reserve abandoned its inflation-fighting focus and adopted a bias toward credit easing -- a policy change that paved the way for a surprise 50 basis point intra-meeting rate cut at the beginning of January.

The Fed followed up this action with another rate reduction later that same month, taking the federal funds rate down to 5.5%. While investors were disappointed by the Fed's failure to lower rates again in February, comments by Fed Chairman Alan Greenspan hinted that additional rate cuts were likely. By month-end, in fact, markets were pricing in another 1% of Fed easing.

The declining interest rate environment has been positive for interest rate-sensitive bonds, particularly at intermediate durations. The yield on the 10-year Treasury ended the period at 4.90%, down from 5.72% at the end of August. Central bank rate cuts had less impact on longer-term government bonds, however. With the federal budget in surplus, the Treasury repurchase of longer-term government bonds dominated supply and demand conditions for longer-term bonds, reducing the impact of interest rate declines.

HIGH YIELD BOND MARKET EXPERIENCES VOLATILITY

The high yield corporate bond market exhibited extremes in performance over the past six months. Early in the period, valuations in the high yield market were weighed down by a host of technical pressures, including capital outflows and a glut of new telecommunications issues from issuers with limited access to alternative capital markets. Additionally, a weakening economy and several high-profile bankruptcies aggravated credit concerns. Against this backdrop, spreads between high yield bonds and Treasuries widened to levels not seen since the spring of 1991. The resulting sell-off was most pronounced in November, but eased in December after the Fed hinted that rate cuts were imminent.

On a positive note, the high yield market achieved a strong recovery in January, posting its best monthly performance in a decade. Supporting this rebound was improved market liquidity in the wake of central bank rate cuts. The high yield market added to its January performance in February, as investors looked past economic weakness to the prospect that lower interest rates will spark a cyclical recovery later this year.

Given uncertainty in the equity markets and the prospects of additional rate cuts, we believe bonds will remain a popular investment choice in 2001. Nonetheless, we caution that the economy may weaken further before it rebounds, and that disappointing economic news may raise credit concerns and further dampen investors' confidence. For this reason, we have taken steps to insulate our bond funds from near-term volatility while maintaining our focus on high-quality issuers and intensive, bottom-up credit analysis.

INVESCO HIGH YIELD FUND

For the six-month period ended February 28, 2001, the value of High Yield Fund-Investor Class shares declined 2.31%. Its benchmark, the Merrill Lynch High Yield Master Trust Index, gained 2.80% over the period. (Of course, past performance is no guarantee of future results.)(1),(2)

The fund's results were hindered by our emphasis on higher-quality telecommunications and zero coupon bonds -- price-responsive, high-beta* securities that suffered more than other high yield instruments in the difficult technical market conditions of late 2000. Nonetheless, it was precisely these high beta securities that outperformed when the market rallied in January -- a month that witnessed the strongest high-yield bond performance since 1991. These gains were extended in February, as investors continued to reward telecommunications issuers with solid financial characteristics and healthy earnings potential.

We remain optimistic about our telecommunications theme, and the ongoing industry consolidation trends that continue to create the potential for credit upgrades and price gains. At the same time, we recognize that the recent run-up in valuations may increase near-term risk, particularly given the uncertain economic environment and related credit concerns. Consequently, we used the recent rally to take profits on some of our more aggressive positions. Nonetheless, the fund maintains a larger weighting in these higher volatility holdings than many of our competitors.

PIE CHART:      HIGH YIELD FUND
                ASSET DIVERSIFICATION
                AS OF 2/28/01

[PIE CHART]

% OF TOTAL NET ASSETS

Corporate Bonds-Domestic....................51.39%

Corporate Bonds-Foreign.....................23.71%

Common and Preferred Stocks & Warrants......10.31%

Other........................................1.01%

Net Cash & Cash Equivalents.................13.58%

Credit quality remains a key concern in this environment, and continues to drive our emphasis on intensive issue-specific, bottom-up credit analysis. While the fund experienced several credit losses last year that hurt values on the securities, we were able to avoid most of the default problems that plagued other high yield investors. Nonetheless, we recognize that credit problems that don't affect the portfolio directly can temporarily overshadow performance across the high yield market. For this reason, we took steps to lower the fund's risk profile. For one thing, the fund ended the period with a higher cash position, which provides not only a cushion against near-term volatility, but also flexibility to participate in any compelling investment opportunities we uncover. We also reduced the fund's exposure to energy and casino themes, since the opportunities in these sectors appear less attractive at current valuations.

Additionally, we bolstered our exposure to "special situation" plays. Typically, these involve holdings that we expect will be tendered or called by the issuer -- usually at a premium to what we paid.

--------------------------------------------------------------------------------
                                HIGH YIELD FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % of Total Net Assets as of 2/28/01
--------------------------------------------------------------------------------

Chancellor Media of Los Angeles............................................5.78%

MetroNet Communications....................................................4.24%

Level 3 Communications.....................................................3.98%

Western Resources..........................................................3.47%

Clearnet Communications....................................................3.25%

EsatHoldings Ltd ..........................................................2.97%

Intermedia Communications..................................................2.45%

Global Crossing Holdings Ltd...............................................2.36%

NEXTLINK Communications LLC................................................2.08%

NEXTLINK Communications LLC/NEXTLINK Capital...............................2.01%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------

FUND MANAGEMENT

[PHOTOGRAPH OF JERRY PAUL OMITTED]

JERRY PAUL, CFA, CPA
HIGH YIELD FUND,
SELECT INCOME FUND

JERRY PAUL IS THE DIRECTOR OF FIXED-INCOME INVESTMENTS AT INVESCO FUNDS GROUP. HE RECEIVED HIS BBA FROM THE UNIVERSITY OF IOWA, AND AN MBA FROM THE UNIVERSITY OF NORTHERN IOWA. BEFORE JOINING INVESCO FUNDS GROUP, JERRY WORKED FOR STEIN, ROE & FARNHAM INC., AS WELL AS QUIXOTE INVESTMENT MANAGEMENT. HE BEGAN HIS INVESTMENT CAREER IN 1976. HE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT.

*BETA IS A MEASURE OF THE INVESTMENT'S MARKET RISK AS DEFINED BY ITS SENSITIVITY TO HISTORICAL PRICE CHANGES. IF THE FUND'S VALUE IS LESS THAN 1.0, THE FUND IS LESS SENSITIVE THAN THE MARKET; EQUAL TO 1.0, THE FUND IS EQUALLY AS SENSITIVE AS THE MARKET; MORE THAN 1.0 THE FUND IS MORE THAN SENSITIVE THAN THE MARKET.

For example, we recently initiated a position in Clearnet Communications, a Canadian wireless provider that was purchased by TELUS Corp, Western Canada's leading telecommunications company. Because TELUS is a higher-grade company, we believe it will retire our Clearnet debt at a price that benefits our performance. Until then, we continue to collect the interest on these bonds, confident these securities carry little downside risk.

LINE GRAPH: INVESCO HIGH YIELD FUND - INVESTOR CLASS
            GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/01.

        INVESCO High Yield Fund -         Merrill Lynch High Yield
        Investor Class                    Master Trust Index(2)

2/91    $10,000                           $10,000
2/92    $12,173                           $13,103
2/93    $14,042                           $15,239
2/94    $15,761                           $17,354
2/95    $15,384                           $17,680
2/96    $18,126                           $20,624
2/97    $20,673                           $23,006
2/98    $24,080                           $25,886
2/99    $23,678                           $26,389
2/00    $25,243                           $26,634
2/01    $24,752                           $27,694

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS C
            GROWTH OF $10,000(1),(3)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class C to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the one year period ended 2/28/01.

        INVESCO High Yield Fund -         Merrill Lynch High Yield
        Class C                           Master Trust Index(2)

2/00    $10,000                           $10,000
2/01    $9,668                            $10,398

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS K
            GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class K to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the two month period ended 2/28/01.

        INVESCO High Yield Fund -         Merrill Lynch High Yield
        Class K                           Master Trust Index(2)

12/00   $10,000                           $10,000
2/01    $10,682                           $10,997

We remain cautiously optimistic on the outlook for the high yield market for the remainder of 2001. While credit quality remains a key concern of the fund, we will be on the lookout for opportunities to capitalize on potential credit improvements, which result from structural changes in industries such as telecommunications.

INVESCO SELECT INCOME FUND

For the six-month period ended February 28, 2001, the value of Select Income Fund-Investor Class shares rose 4.98%. This return lagged that of the Lehman Government/Credit Bond Index, which rose 7.62% during the same period. (Of course, past performance is no guarantee of future results.)(4),(5)

Our performance relative to our benchmark was hindered by the fund's relatively high exposure to corporate bonds. High yield securities, in particular, struggled against difficult technical conditions and heightened credit concerns in the second half of 2000. Nonetheless, intensive issue-specific credit analysis gave us confidence in the bonds we owned, and helped us weather this challenging period. We were rewarded when the high yield market rebounded vigorously in January, contributing strongly to our performance over the period.

Following this resurgence in high yield valuations, we took profits on a number of our positions -- effectively lowering the fund's risk profile. This strategy reflects our concerns about the uncertain economic environment, which could trigger investors' fears about credit quality. Nonetheless, we still maintain a higher exposure to more aggressive high yield bonds than many of our competitors.

Our high yield exposure continues to be guided by investment themes, particularly our emphasis on telecommunications issues that may benefit from ongoing industry consolidation. While we maintain exposure to deregulation plays within the electric utility industry, we are now placing lower emphasis on this theme because recent deals have been priced less attractively than in the past.

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2) THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET.

(3) EXCLUDES APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

Meanwhile, we raised the fund's exposure to "special situation" plays, particularly high coupon bonds we believe will be retired or tendered, often at a premium to what we paid. One holding that has evolved from a telecommunications play to a special situation is Qwest Communications International, a leading telecommunications services company. We first financed Qwest when it was a high yield issuer, and benefited when it earned a credit upgrade after acquiring US WEST, an investment-grade incumbent service provider. We long believed that Qwest would retire these bonds, which carry restrictive high yield covenants. Recently, our belief was confirmed when Qwest announced its intention to tender these bonds at a higher price than what we paid. Not only will we earn the premium on these bonds, but we can also earn a handsome interest rate until the bonds are called, confident they carry little downside risk.

As we've reduced our exposure to high yield securities, we've raised our weighting in U.S. Treasury bonds -- although our exposure remains lower than that of our peers. This decision springs from our issue-specific security selection, and our assessment of current opportunities and relative valuations within the high yield market. Nonetheless, we will remain vigilant for attractively priced high yield securities that are backed by solid financial issuers and offer the potential for "big bang" events -- such as a credit upgrade or acquisition.

LINE GRAPH: INVESCO SELECT INCOME FUND - INVESTOR CLASS
            GROWTH OF $10,000(4)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Investor Class to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(5), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/01.

        INVESCO Select Income Fund -
        Investor Class                    Lehman Government/Credit Bond Index(5)

2/91    $10,000                           $10,000
2/92    $11,593                           $11,277
2/93    $13,148                           $12,776
2/94    $14,159                           $13,505
2/95    $14,501                           $13,686
2/96    $16,686                           $15,413
2/97    $17,827                           $16,158
2/98    $19,981                           $17,888
2/99    $20,860                           $19,024
2/00    $20,835                           $19,167
2/01    $22,825                           $21,756

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS C
            GROWTH OF $10,000(4),(6)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class C to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(5), assuming in each case reinvestment of all dividends and capital gain distributions, for the one year period ended 2/28/01.

        INVESCO Select Income Fund
        - Class C                        Lehman Government/Credit Bond Index(5)

2/00    $10,000                          $10,000
2/01    $10,906                          $11,351

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS K
            GROWTH OF $10,000(4)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class K to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(5), assuming in each case reinvestment of all dividends and capital gain distributions, for the three month period ended 2/28/01.

        INVESCO Select Income Fund -
        Class K                          Lehman Government/Credit Bond Index(5)

11/00   $10,000                          $10,000
2/01    $10,486                          $10,475

PIE CHART:      SELECT INCOME FUND
                ASSET DIVERSIFICATION
                AS OF 2/28/01

[PIE CHART]

% OF TOTAL NET ASSETS

Corporate Bonds-Domestic....................60.23%

Corporate Bonds-Foreign.....................15.60%

U.S. Government Obligations..................11.27%

Mortgage-Backed Pass Thru Securities..........3.31%

Common and Preferred Stocks & Warrants........1.89%

Other.........................................0.24%

Net Cash & Cash Equivalents...................7.46%

--------------------------------------------------------------------------------
                              SELECT INCOME FUND -
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 2/28/01
--------------------------------------------------------------------------------

US Treasury Notes.........................................................11.27%

MetroNet Communications....................................................5.85%

Chancellor Media of Los Angeles............................................5.16%

Equitable Cos..............................................................3.97%

Qwest Communications International.........................................3.66%

Niagara Mohawk Power.......................................................3.07%

Rogers Cantel..............................................................2.59%

CMS Panhandle Holding......................................................2.47%

TXU Electric Capital.......................................................2.35%

Commonwealth Edison........................................................2.21%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------
(4) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(5)  THE  LEHMAN   GOVERNMENT/CREDIT  BOND  INDEX  IS  AN  UNMANAGED  INDEX
INDICATIVE OF THE OVERALL DOMESTIC  FIXED-INCOME MARKET.

(6) EXCLUDES APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

INVESCO TAX-FREE BOND FUND

For the six-month period ended February 28, 2001, the value of Tax-Free Bond Fund-Investor Class shares rose 5.16%, in line with a 5.19% gain in the Lehman Municipal Bond Index over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8)

Market conditions over the past six months have been supportive of the municipal bond market, which benefited from retreating interest rates and a slowdown in new municipal issuance. Notably, as Treasury bond yields declined along with Federal Reserve-targeted interest rates, the relative yield on municipal bonds has become more attractive. In fact, the interest rate on 10-year municipal securities is approximately 90% of the comparable Treasury yield, while long-term municipals are paying 95% of longer-duration Treasury yields.

The municipal bond market has also benefited from volatility in the equities market. Every time the Nasdaq Composite Index (8) suffered a sharp decline, more investors sought safe haven in the municipal bond market. While a portion of these assets may return to stocks as market conditions stabilize, we believe that the recent turbulence has reminded investors of the importance of investing at least a portion of their portfolios in more conservative assets, such as municipal bonds.

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - TOP 10 STATES
                       % OF TOTAL NET ASSETS AS OF 2/28/01
--------------------------------------------------------------------------------

TEXAS.....................................................................13.10%

INDIANA...................................................................11.82%

MASSACHUSETTS..............................................................8.18%

ILLINOIS...................................................................7.96%

NEW YORK...................................................................6.95%

WISCONSIN..................................................................5.20%

MONTANA....................................................................4.95%

MICHIGAN...................................................................4.94%

LOUISIANA..................................................................4.79%

OHIO.......................................................................3.70%
--------------------------------------------------------------------------------

PIE CHART:      TAX-FREE BOND FUND
                CREDIT RATINGS
                AS OF 2/28/01

[PIE CHART]

% OF BOND HOLDINGS

Aaa......................60.00%

Aa.......................17.61%

A........................18.88%

Baa.......................0.50%

Ba........................1.67%

NR........................1.34%

The fund's positioning reflects our dual objectives of maintaining stable net asset values and high coupon income, rather than trying to maximize total return by investing in discount bonds. This approach is grounded in our belief that investors seek out municipal bond funds as a stable, income-generating complement to their riskier investments.

Our focus on income, rather than on potential price appreciation, also ensures that the fund remains more tax-efficient. Indeed, we were able to sell some bonds at a loss in 2000, and these losses were carried forward to help offset our tax liability. The proceeds also allowed us to reposition the fund into higher coupon yields that will augment total return.

The outlook for the municipal bond market remains very strong. Every seven seconds a Baby Boomer turns 50 -- a trend that is creating a swelling population of investors concerned about their impending retirement. Municipals offer a popular tax-free investing alternative that would benefit any investor seeking a tax-free haven. At the same time, we anticipate a healthy supply of new investment opportunities to meet market inflows. A record number of municipal projects were approved in the November elections -- providing a steady flow of high-quality issues to meet our criteria.

LINE GRAPH: INVESCO TAX-FREE BOND FUND-INVESTOR CLASS
            GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/01.

        INVESCO Tax-Free Bond Fund -
        Investor Class                            Lehman Municipal Bond Index(8)

2/91    $10,000                                   $10,000
2/92    $11,066                                   $10,999
2/93    $12,696                                   $12,512
2/94    $13,356                                   $13,206
2/95    $13,339                                   $13,454
2/96    $14,610                                   $14,941
2/97    $15,302                                   $15,764
2/98    $16,474                                   $17,205
2/99    $17,287                                   $18,263
2/00    $16,730                                   $17,883
2/01    $18,769                                   $20,090

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS C
            GROWTH OF $10,000(7),(9)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class C to the value of a $10,000 investment in the Lehman Municipal Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the one year period ended 2/28/01.

        INVESCO Tax-Free Bond Fund -
        Class C                                   Lehman Municipal Bond Index(8)

2/00    $10,000                                   $10,000
2/01    $12,636                                   $11,234

(7) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(8) THE LEHMAN MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE BROAD TAX-EXEMPT BOND MARKET, AND THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER THE COUNTER.

(9) EXCLUDES APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD A. BERRY OMITTED]

RICHARD A. BERRY, CFA
TAX-FREE BOND FUND

RICHARD BERRY IS VICE  PRESIDENT AT AIM CAPITAL  MANAGEMENT,  INC. HE BEGAN
HIS INVESTMENT CAREER IN 1968, AND HAS WORKED FOR AIM SINCE 1987. HE HAS A BA AND MBA FROM TEXAS CHRISTIAN UNIVERSITY.

[PHOTOGRAPH OF STEPHEN D. TURMAN OMITTED]

STEPHEN D. TURMAN, CFA
TAX-FREE BOND FUND

STEPHEN D. TURMAN, A VICE PRESIDENT AND PORTFOLIO MANAGER OF AIM, IS THE CO-PORTFOLIO MANAGER OF TAX-FREE BOND FUND. STEPHEN MANAGES SEVERAL OTHER AIM FIXED-INCOME FUNDS. BEFORE JOINING AIM IN 1985, HE WORKED IN INSTITUTIONAL SALES FOR DEAN WITTER. STEPHEN IS A CHARTERED FINANCIAL ANALYST. HE HOLDS A BBA IN FINANCE FROM THE UNIVERSITY OF TEXAS AT ARLINGTON.

YOUR FUND'S REPORT

INVESCO U.S. GOVERNMENT SECURITIES FUND

For the six-month period ended February 28, 2001, the value of U.S. Government Securities Fund-Investor Class shares rose 6.63%. This return lagged that of Lehman Government Long Bond Index, which rose 8.30% over the same period. (Of course, past performance is no guarantee of future results.)(10),(11)

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 2/28/01
--------------------------------------------------------------------------------

Government National Mortgage Association I................................37.49%

US Treasury Bonds.........................................................32.01%

Freddie Mac...............................................................11.16%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

Fund performance in 2000 was largely driven by interest rate changes at the longer-end of the yield curve, which mirrored movement in Treasury bond yields. For most of the period, the fund was positioned with a duration that allowed us to capitalize on changes in the 10-year Treasury yield. Recently, however, we shortened the fund's duration to six years, adjusting for temporary inflows of capital. This shift reflects our view that the benefits of stimulative monetary policy will be most apparent in shorter-term bonds. In contrast, the responsiveness of longer-term bond yields will depend somewhat on the Treasury Department's ongoing repurchase of longer-maturity debt -- and perceptions of the extent of life left in the budget surplus story.

As we scaled back the portfolio's duration bet, we also rotated assets into high-quality mortgage-backed securities that are backed by the full faith and credit of the U.S. government. In other words, we have on the margin traded sensitivity to interest rate change for the ability to capitalize on the interest rate spreads offered in related securities. This strategy stems from our belief that, while interest rate changes were the primary driver of government bond performance in 2000, they may be less important in 2001. The market has already priced in expectations for another 1% of Fed easing by mid-year. The likelihood of additional credit easing will depend on the unfolding economic environment.

We caution that the current economic climate is not without risks. Growth has decelerated, technology spending appears to be in retreat, and employment setbacks and equity market volatility have dampened consumer confidence. The global economic environment -- notably the currency crisis in Turkey and ongoing asset price deterioration in Japan -- has also sparked concerns. At the same time, the relative stability of gold and crude oil prices suggests that inflation pressures remain benign.

PIE CHART:      U.S. GOVERNMENT SECURITIES FUND
                ASSET DIVERSIFICATION
                AS OF 2/28/01

[PIE CHART]

% OF TOTAL NET ASSETS

Mortgage-Backed Pass Thru Securities.............48.65%

U.S. Govt., Obligations..........................32.01%

Net Cash & Cash Equivalents......................19.34%

In this environment, we anticipate additional central bank interest rate reductions will tug the Treasury yield curve lower in support of a stable-to-improving backdrop for the fund. And potential tax cuts, while they may take some time to affect the economy, will likely provide a near-term boost to consumer and investor confidence. Against this backdrop, we expect government bonds to remain a popular investment choice that help provide stability, income and a haven from ongoing equity anxiety.

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS
            GROWTH OF $10,000(10)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index(11), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 2/28/01.

        INVESCO U.S. Government Securities Fund    Lehman Government
        - Investor Class                           Long Bond Index(11)

2/91    $10,000                                    $10,000
2/92    $11,096                                    $11,374
2/93    $12,562                                    $13,417
2/94    $13,103                                    $14,548
2/95    $12,898                                    $14,427
2/96    $14,563                                    $17,022
2/97    $15,073                                    $17,628
2/98    $17,110                                    $20,692
2/99    $18,164                                    $22,253
2/00    $17,932                                    $22,061
2/01    $20,441                                    $25,922

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS C
            GROWTH OF $10,000(10),(12)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class C to the value of a $10,000 investment in the Lehman Government Long Bond Index(11), assuming in each case reinvestment of all dividends and capital gain distributions, for the one year period ended 2/28/01.

        INVESCO U.S. Government Securities Fund -   Lehman Government
        Class C                                     Long Bond Index(11)

2/00    $10,000                                     $10,000
2/01    $11,396                                     $11,750

(10) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. FUND SHARES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(11) THE LEHMAN GOVERNMENT LONG BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONGER-TERM GOVERNMENT BOND MARKET

(12) EXCLUDES APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]

RICHARD HINDERLIE
U.S GOVERNMENT SECURITIES FUND

DICK HINDERLIE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

QUESTIONS & ANSWERS

AN INTERVIEW WITH FIXED-INCOME TEAM LEADER JERRY PAUL

A THEMATIC APPROACH TO BOND INVESTING

THE HIGH YIELD MARKET EXPERIENCED SOME EXTREMES IN PERFORMANCE OVER THE PAST SIX MONTHS. WHAT CONTRIBUTED TO THIS VOLATILITY?

JERRY PAUL: It was an unusual period in the high yield market, as conditions deteriorated sharply in the fourth quarter of 2000 before rebounding vigorously in the early part of this year. Technical pressures were one culprit in the fall weakness, as were recession fears and associated credit concerns that weighed heavily on high yield valuations, especially in the telecommunications sector. This created a very challenging environment for high yield investors.

Market conditions stabilized in December before surging ahead in January, which turned out to be the best month of high yield market performance since 1991. One reason for this resurgence was improved market liquidity in the wake of Federal Reserve interest rate cuts. Investors also became more discriminating, and rewarded a number of our telecommunications issues for their solid potential and attractive valuations. The market built on these gains in February as high yield bonds outperformed Treasury securities, and both categories outpaced investment-grade corporate securities.

"MARKET CONDITIONS STABILIZED IN DECEMBER BEFORE SURGING AHEAD IN JANUARY, WHICH TURNED OUT TO BE THE BEST MONTH OF HIGH YIELD MARKET PERFORMANCE SINCE 1991."

[PHOTOGRAPH OF JERRY PAUL OMITTED]

JERRY PAUL IS DIRECTOR OF FIXED-INCOME INVESTMENTS AT INVESCO FUNDS GROUP, AND MANAGES INVESCO SELECT INCOME FUND AND INVESCO HIGH YIELD FUND.

WHAT WAS YOUR STRATEGY DURING THIS VOLATILE PERIOD?

JERRY PAUL: Our strategy did not change substantially. We remained committed to rigorous issue-specific, bottom-up credit analysis, which enabled us to avoid most of the credit problems that plagued other high yield investors. At the same time, we maintained allegiance to our themes, particularly telecommunications -- an area where we continued to find opportunities.

While the problems of a few beleaguered telecom issuers overshadowed the group late last year, our credit analysis gave us confidence that we were invested in solid issuers that continued to execute on their business plans. This confidence was rewarded when investors later favored many of these issuers. Technology and market evolution continue to drive consolidation in the telecommunications industry, creating the opportunity for a "big bang" event -- such as a credit upgrade or acquisition by a higher-rated suitor.

WHAT OTHER INVESTMENT THEMES ARE YOU PURSUING?

JERRY PAUL: We are still capitalizing on the stranded cost theme within the utilities market, which is related to deregulation. Nonetheless, I am seeing signs that this theme could decline in importance going forward. We have also de-emphasized our casino theme because many of these issues are priced too high to be attractive.

CREDIT QUALITY HAS BEEN A CONCERN RECENTLY. HOW DO YOU ASSESS THE CREDIT SITUATION WITHIN THE HIGH YIELD MARKET?

JERRY PAUL: Credit problems have received increased attention, due in part to several well-publicized defaults by telecom issuers that affected valuations across that sector. Because of our careful, research-driven credit analysis, we were able to avoid most of these blow-ups. Nonetheless, we did suffer a few credit losses that affected the performance of some of our funds

Looking ahead, I think credit problems remain a near-term risk, and could peak later. Of course, the risk is that a deeper, more pronounced economic downturn might extend the credit deterioration cycle. As investors assess these risks, the high yield market could remain volatile.

We believe that our ongoing credit analysis can help us avoid these problems. Nonetheless, we have taken some precautions to insulate our funds' performance from these pressures, since even high-quality issues can be temporarily affected if credit problems damage investor confidence. For this reason, we've positioned the funds more conservatively, raising cash and looking for more special-situation opportunities that offer upside potential but carry reduced downside risk. That said, we still look for events such as credit upgrades and consolidation to drive performance.

"CREDIT PROBLEMS HAVE RECEIVED INCREASED ATTENTION, DUE IN PART TO SEVERAL WELL-PUBLICIZED DEFAULTS BY TELECOM ISSUERS THAT AFFECTED VALUATIONS ACROSS THAT SECTOR."

MARKET HEADLINES

"WE CAUTION THAT UNCERTAINTY OVER ECONOMIC CONDITIONS AND THE TIMING OF FED INTEREST RATE CUTS COULD KEEP FINANCIAL MARKETS VOLATILE IN THE NEAR-TERM."

MARKET OVERVIEW:

SEPTEMBER 2000 THROUGH FEBRUARY 2001

The past six months have been challenging for financial markets, as renewed volatility buffeted equities while credit concerns vied with declining interest rate pressures to determine the course of fixed-income investments. A slowing economy and associated pressure on corporate earnings dominated investor attention during the period.

Much of the bad news came from the technology sector, where companies struggled against a cyclical slowdown in the semiconductor, personal computer, and networking equipment industries. Demand failed to keep pace with expectations, inventories accumulated, and sagging pricing power and rising energy prices squeezed profit margins.

As concerns over earnings mounted during the second half of 2000, investors abandoned shares in many of the technology and other growth-oriented companies previously in favor. At the same time, they rotated into more defensive investments, including U.S. Treasury bonds and shares in traditionally defensive industries, such as health care, utilities and energy. Meanwhile, funding woes in the telecommunications sector cast a shadow over the high yield bond market, raising credit concerns and triggering investor outflows. The result was a dramatic widening in the credit spreads that high yield bonds pay over Treasury securities.

By the fourth quarter, weakening economic data sparked hopes that the Federal Reserve would abandon its inflation-fighting focus by lowering interest rates. These hopes grew in December after the Fed adopted a bias toward credit easing -- a move that paved the way for a surprise 50 basis point rate cut on January 3, 2001. This rate cut triggered a renewed rally in growth shares as investors sought out higher valuation stocks likely to benefit from a lower interest rate environment. But this rally proved short-lived, despite the Fed's subsequent 50 basis point rate cut at the end of January. As earnings fears again took center stage, investors abandoned growth stocks in favor of bonds and more defensive equity investments.

On a positive note, lower interest rates and flight from volatile equity markets favored bond investments, which investors sought out for their relative stability and income cushion. Fed rate cuts also improved market liquidity, benefiting high yield corporate bonds as well as more interest rate-sensitive issues. Among the prime recipients of market inflows were high-quality, more-liquid telecommunications issues that were previously punished along with more vulnerable borrowers. The high yield market outperformed the Treasury bond market in the first two months of 2001, while both markets outpaced investment-grade corporate securities.

In his late February Congressional testimony, Fed Chairman Alan Greenspan stressed that the economy is enduring an inventory correction that is expected to play out by the end of the year, setting the stage for an economic rebound. At the same time, he cautioned that the environment holds risks -- including the ongoing cloud over consumer and investor confidence.

We caution that uncertainty over economic conditions and the timing of Fed interest rate cuts could keep financial markets volatile in the near-term. Disappointing economic news could also trigger renewed credit concerns and attendant pressure on high yield securities. Nonetheless, we remain positive on the outlook for bond investments, which we expect to benefit from a backdrop of moderate inflation, resurgent economic growth and declining interest rates. Even if stabilizing equity markets draw some money away from fixed-income, we believe bonds will remain a popular investment choice for investors newly reminded of the potential for stock market volatility.

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2001
UNAUDITED

                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
76.29 FIXED INCOME SECURITIES
76.29 CORPORATE BONDS
7.21  BROADCASTING
      Chancellor Media of Los Angeles
        Gtd Sr Sub Notes, Series B, 8.750%, 6/15/2007                          $   6,250,000 $    6,515,625
        Sr Sub Notes, Series B, 8.125%, 12/15/2007                             $  38,975,000     40,241,687
      LIN Holdings, Sr Discount Step-Up Notes
        Zero Coupon(a), 3/1/2008                                               $   7,035,000      5,381,775
      XM Satellite Radio, Sr Secured Notes
        14.000%, 3/15/2010                                                     $   3,750,000      2,362,500
      Young Broadcasting, Gtd Sr Sub Notes
        11.750%, 11/15/2004                                                    $   2,750,000      2,835,938
===========================================================================================================
                                                                                                 57,337,525
3.41  CABLE
      Comcast Cable Partners Ltd, Sr Discount Step-Up
        Deb, Zero Coupon(a), 11/15/2007                                  UK    $  12,864,000     12,156,480
      NTL Inc
        Conv Sub Notes(b), 5.750%, 12/15/2009                                  $   4,550,000      2,712,938
        Sr Deferred Step-Up Notes, Series B, Zero Coupon(a)
          4/1/2008                                                             $   5,250,000      3,360,000
      Renaissance Media Group LLC, Gtd Sr Discount
        Step-Up Notes, Zero Coupon(a), 4/15/2008                               $  11,850,000      8,887,500
===========================================================================================================
                                                                                                 27,116,918
0.91  CHEMICALS--DIVERSIFIED
      Huntsman Corp, Sr Sub Notes(b), 9.500%, 7/1/2007                         $   8,500,000      7,225,000
===========================================================================================================
1.23  CHEMICALS--SPECIALTY
      Huntsman Polymers, Sr Notes, 11.750%, 12/1/2004                          $  12,291,000      9,832,800
===========================================================================================================
1.81  COMMUNICATIONS--EQUIPMENT & MANUFACTURING
      Metromedia Fiber Network, Sr Notes, Series B
        10.000%, 11/15/2008                                                    $  13,000,000     12,171,250
      World Access, Sr Notes, 13.250%, 1/15/2008                               $   6,750,000      2,227,500
===========================================================================================================
                                                                                                 14,398,750
0.48  COMPUTER SOFTWARE & SERVICES
      PSINet Inc, Sr Notes
        11.000%, 8/1/2009                                                      $   7,020,000      1,509,300
        10.500%, 12/1/2006                                                     $  11,000,000      2,310,000
===========================================================================================================
                                                                                                  3,819,300
0.28  COMPUTERS--NETWORKING
      Wam!Net, Gtd Sr Discount Step-Up Notes
        Series B, Zero Coupon(a), 3/1/2005                                     $   5,700,000      2,258,625
===========================================================================================================
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
5.63  ELECTRIC UTILITIES
      El Paso Electric, 1st Mortgage, Series D
        8.900%, 2/1/2006                                                       $   2,700,000 $    2,954,035
      Niagara Mohawk Power
        1st Mortgage, 9.750%, 11/1/2005                                        $   7,500,000      8,554,005
      TXU Electric Capital, Gtd Capital Securities
        8.175%, 1/30/2037                                                      $   5,250,000      5,289,585
      Western Resources, Sr Notes
        6.875%, 8/1/2004                                                       $   7,145,000      6,911,187
        6.250%, 8/15/2018                                                      $  22,150,000     21,096,989
===========================================================================================================
                                                                                                 44,805,801
0.24  ELECTRICAL EQUIPMENT
      Alpine Group, Gtd Sr Secured Notes, Series B
        12.250%, 7/15/2003                                                     $   3,800,000      1,900,000
===========================================================================================================
0.60  ENGINEERING & CONSTRUCTION
      Ryland Group, Sr Sub Notes, 8.250%, 4/1/2008                             $   5,125,000      4,766,250
===========================================================================================================
0.19  ENTERTAINMENT
      Musicland Group, Gtd Sr Sub Notes
        9.000%, 6/15/2003                                                      $   1,500,000      1,515,000
===========================================================================================================
0.56  EQUIPMENT--SEMICONDUCTOR
      Amkor Technology, Sr Notes(b), 9.250%, 2/15/2008                         $   4,500,000      4,455,000
===========================================================================================================
1.07  FINANCIAL--DIVERSIFIED
      Madison River Capital LLC/Madison River Finance
        Sr Notes, 13.250%, 3/1/2010                                            $  11,500,000      8,510,000
===========================================================================================================
0.56  GAMING
      MGM Mirage, Gtd Sr Sub Notes, 8.375%, 2/1/2011                           $   4,500,000      4,488,750
===========================================================================================================
0.77  IRON & STEEL
      Inland Steel, 1st Mortgage, Series R, 7.900%
        1/15/2007                                                              $   9,980,000      6,087,800
===========================================================================================================
0.20  METALS MINING
      Bulong Operations Property Ltd, Sr Secured Notes(c)
        12.500%, 12/15/2008                                              AS    $   5,515,000      1,555,230
===========================================================================================================
2.02  OIL & GAS--DRILLING  &  EQUIPMENT
      Cliffs  Drilling,  Gtd Sr Sub Notes, Series B
        10.250%, 5/15/2003                                                     $  15,642,000     16,072,155
===========================================================================================================
0.27  OIL & GAS--EXPLORATION & PRODUCTION
      Houston Exploration, Sr Sub Notes, Series B
        8.625%, 1/1/2008                                                       $   2,250,000      2,171,250
===========================================================================================================
0.99  OIL WELL EQUIPMENT & SERVICES
      Gulfmark Offshore, Gtd Sr Notes, 8.750%, 6/1/2008                        $   8,000,000      7,880,000
===========================================================================================================
0.88  PAPER & FOREST PRODUCTS
      Bear Island Paper LLC/Bear Island Finance II
        Sr Secured Notes, Series B, 10.000%, 12/1/2007                         $   7,600,000      6,992,000
===========================================================================================================
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
1.85  SERVICES--COMMERCIAL & CONSUMER
      United Rentals, Gtd Sr Sub Notes, Series B
        9.250%, 1/15/2009                                                      $   5,000,000 $    4,450,000
        8.800%, 8/15/2008                                                      $  11,675,000     10,274,000
===========================================================================================================
                                                                                                 14,724,000
0.14  SHIPPING
      TBS Shipping International Ltd, 1st Pfd Shipping
        Mortgage Notes(d), 10.000%, 5/1/2005                             BD    $   5,750,000      1,150,000
===========================================================================================================
0.24  SPECIALIZED SERVICES
      NationsRent Inc, Gtd Sr Sub Notes, 10.375% 12/15/2008                    $   6,250,000      1,875,000
===========================================================================================================
1.61  SPECIALTY PRINTING
      MDC Communications, Sr Sub Notes, 10.500%
        12/1/2006                                                        CA    $  13,750,000     12,787,500
===========================================================================================================
4.75  TELECOMMUNICATIONS-- CELLULAR & WIRELESS
      Clearnet Communications, Sr Discount Step-Up
        Notes, Zero Coupon(a)
         2/15/2009                                                       CA    $   9,500,000      5,243,990
         5/1/2009                                                        CA    $  25,110,000     21,029,625
      McCaw International Ltd, Sr Discount Step-Up Notes
        Zero Coupon(a), 4/15/2007                                              $   7,200,000      4,896,000
      Microcell Telecommunications, Sr Discount Step-Up
        Notes, Series B, Zero Coupon(a), 6/1/2006                        CA    $     700,000        700,000
      Rogers Cantel, Sr Secured Deb
        9.750%, 6/1/2016                                                 CA    $   1,900,000      2,052,000
        9.375%, 6/1/2008                                                 CA    $   3,750,000      3,900,000
===========================================================================================================
                                                                                                 37,821,615
18.80 TELECOMMUNICATIONS-- LONG DISTANCE
      Allegiance Telecom, Sr Discount Step-Up Notes
        Series B, Zero Coupon(a), 2/15/2008                                    $  20,740,000     15,451,300
      Call-Net Enterprises, Sr Discount Step-Up Notes
        Zero Coupon(a), 8/15/2007                                        CA    $   3,900,000      1,072,500
      CFW Communications, Sr Notes, 13.000% 8/15/2010                          $   16,500,00     12,911,250
      Esat Holdings Ltd, Sr Deferred Step-Up Notes, Series B
        Zero Coupon(a), 2/1/2007                                         IE    $  23,850,000     23,977,335
      Esat Telecom Group PLC, Sr Notes, Series B
        11.875%, 12/1/2008                                               IE    $   4,000,000      4,691,960
      Esprit Telecom Group PLC, Sr Notes(e)
        11.500%, 12/15/2007                                              UK    $   8,250,000        206,250
      GCI Inc, Sr Notes, 9.750%, 8/1/2007                                      $   7,850,000      7,575,250
      Global Crossing Holdings Ltd, Sr Sub Deb(b)
        8.700%, 8/1/2007                                                 BD    $  19,650,000     19,060,500
      GT Group Telecom, Sr Discount Step-Up Notes
        Zero Coupon(a), 2/1/2010                                         CA    $   5,600,000      2,436,000
      Level 3 Communications
        Sr Discount Step-Up Notes, Zero Coupon(a) 12/1/2008                    $  53,250,000     31,284,375
        Sr Notes, 9.125%, 5/1/2008                                             $   1,050,000        871,500
      Nextel International, Sr Notes, 12.750%, 8/1/2010                        $   6,000,000      5,100,000
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Primus Telecommunications Group, Sr Notes
        Series B, 9.875%, 5/15/2008                                            $   5,400,000 $    1,998,000
      Qwest Communications International, Sr Discount
        Step-Up Notes, Series B
          8.290%(a), 2/1/2008                                                  $   9,250,000      8,634,699
        Zero Coupon(a), 10/15/2007                                             $   2,000,000      1,919,642
      Star Choice Communication, Sr Secured Notes
        13.000%, 12/15/2005                                              CA    $   8,825,000      9,597,187
      STARTEC Global Communications, Sr Notes
        12.000%, 5/15/2008                                                     $   3,850,000      1,848,000
      Viatel Inc, Sr Dollar Notes, 11.500%, 3/15/2009                          $   4,000,000        920,000
===========================================================================================================
                                                                                                149,555,748
19.59 TELEPHONE
      AT&T Canada, Sr Notes, 7.650%, 9/15/2006                           CA    $   3,500,000      3,544,716
      COLT Telecom Group PLC, Sr Discount Step-Up
        Notes, Zero Coupon(a), 12/15/2006                                UK    $   2,750,000      2,708,750
      Covad Communications Group, Sr Notes, Series B
        12.000%, 2/15/2010                                                     $   1,250,000        312,500
      Diamond Cable Communications PLC, Sr Discount
        Step-Up Notes
          11.750%(a), 12/15/2005                                         UK    $  10,000,000      9,800,000
        Zero Coupon(a), 2/15/2007                                        UK    $   7,100,000      5,360,500
      Focal Communications
        Sr Discount Step-Up Notes, Series B
          Zero Coupon(a), 2/15/2008                                            $   7,250,000      4,205,000
        Sr Notes, Series B, 11.875%, 1/15/2010                                 $   4,500,000      3,825,000
      Frontier Corp, Notes, 7.250%, 5/15/2004                                  $  11,500,000     11,229,485
      Intermedia Communications
        Sr Discount Step-Up Notes, Series B
          Zero Coupon(a), 3/1/2009                                             $  18,750,000     13,875,000
        Sr Notes, Series B, 8.600%, 6/1/2008                                   $   6,000,000      5,895,000
      McLeodUSA Inc, Sr Discount Step-Up Notes
        Zero Coupon(a), 3/1/2007                                               $   1,750,000      1,531,250
      MetroNet Communications, Sr Discount Step-Up
        Notes, Zero Coupon(a)
          11/1/2007                                                      CA    $   3,250,000      2,969,619
          6/15/2008                                                      CA    $  36,650,000     31,288,911
      Netia Holdings BV, Gtd Sr Discount Step-Up Notes
        Series B, Zero Coupon(a),
          11/1/2007                                                      NL    $   8,300,000      6,059,000
      NEXTLINK Communications LLC
        Sr Discount Step-Up Notes, Zero Coupon(a) 4/15/2008                    $  11,600,000      6,902,000
        Sr Notes
          10.750%, 11/15/2008                                                  $   5,750,000      5,002,500
          9.625%, 10/1/2007                                                    $   5,950,000      4,908,750
      NEXTLINK Communications LLC/NEXTLINK Capital
        Sr Notes, 12.500%, 4/15/2006                                           $  17,160,000     16,216,200
      RCN Corp
        Sr Discount Step-Up Notes, Series B, Zero Coupon(a)
          2/15/2008                                                            $  21,000,000      7,612,500
        Sr Notes, 10.125%, 1/15/2010                                           $   8,000,000      4,360,000
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      United Pan-Europe Communications NV
        Sr Discount Step-Up Notes, Series B, Zero Coupon(a)
          8/1/2009                                                       NL    $  13,300,000 $    5,519,500
        Sr Notes, Series B, 10.875%, 11/1/2007                           NL    $   3,500,000      2,800,000
===========================================================================================================
                                                                                                155,926,181
      TOTAL FIXED INCOME SECURITIES
        (AMORTIZED COST $715,228,340)                                                           607,028,198
===========================================================================================================
1.15  COMMON STOCKS & WARRANTS
0.01  BROADCASTING
      XM Satellite Radio Warrants(f) (Exp 2010)                                        3,750         56,250
===========================================================================================================
0.02  COMPUTERS--NETWORKING
      Wam!Net Warrants(b)(f) (Exp 2005)                                               17,100        198,788
===========================================================================================================
1.11  INVESTMENT COMPANIES
      Alliance Capital Management Government
        Income Closed End Fund                                                       592,645      4,818,204
      Dresdner RCM Global Strategic Income Closed End Fund                           351,600      2,475,264
      Van Kampen Senior Income Trust Closed End Fund                                 191,150      1,559,784
===========================================================================================================
                                                                                                  8,853,252
0.01  TELECOMMUNICATIONS--LONG DISTANCE
      Ntelos Inc Warrants(b)(f)(g) (Exp 2010)                                         16,500         53,625
      STARTEC Global Communications Warrants(b)(f) (Exp 2008)                          3,850          2,503
===========================================================================================================
                                                                                                     56,128
      TOTAL COMMON STOCKS & WARRANTS (Cost $9,058,848)                                            9,164,418
===========================================================================================================
9.32  PREFERRED STOCKS
0.13  BROADCASTING
      Granite Broadcasting, Exchangeable Pfd(f)(h), 12.750%                            5,204      1,040,800
===========================================================================================================
0.01  COMPUTERS--NETWORKING
      PSINet Inc, Conv Pfd(b), 7.000%                                                 55,000         96,250
===========================================================================================================
0.94  PUBLISHING
      PRIMEDIA Inc, Exchangeable Pfd, Series H Shrs, 8.625%                           91,500      7,503,000
===========================================================================================================
4.60  TELECOMMUNICATIONS--CELLULAR & WIRELESS
      Nextel Communications, Exchangeable Pfd
        Series D Shrs(f)(h), 13.000%                                                  36,211     30,779,350
        Series E Shrs(f)(h), 11.125%                                                   6,000      5,820,000
===========================================================================================================
                                                                                                 36,599,350
1.07  TELECOMMUNICATIONS--LONG DISTANCE
      Global Crossing Holdings Ltd, Sr Exchangeable
        Pfd(h), 10.500%                                                  BD           72,220      6,987,285
      Global Crossing Ltd, Conv Pfd, 6.750%                              BD            9,000      1,515,375
===========================================================================================================
                                                                                                  8,502,660
2.57  TELEPHONE
      Intermedia Communications, Exchangeable Pfd
        Series B Shrs(f)(h), 13.500%                                                  11,713     11,830,130
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      XO Communications, Sr Exchangeable Pfd(f)(h)14.000%                            267,856 $    8,571,392
===========================================================================================================
                                                                                                 20,401,522
      TOTAL PREFERRED STOCKS (Cost $87,247,640)                                                  74,143,582
===========================================================================================================
1.02  OTHER SECURITIES
0.50  ELECTRIC UTILITIES
      Alliant Energy Resources, Sr Sub Exchangeable
        Step-Down Notes(b), PAY PHONES(i), 7.250%(j)
        2/15/2003 (Each shr exchangeable for 2.5 shrs
        McLeodUSA cmn stk)                                                     $      76,000      3,961,500
===========================================================================================================
0.49  TELECOMMUNICATIONS--CELLULAR & WIRELESS
      VoiceStream PCS Holdings LLC, Term Loan B, VR
        19.568%, 2/25/2009                                                     $   4,000,000      3,900,000
===========================================================================================================
0.03  TELECOMMUNICATIONS--LONG DISTANCE
      GT Group Telecom, Units(b) (Each unit
        consists of one Sr Discount Note, 13.250%,
        2/1/2010, and one wrnt to purchase 4.91060
        Class B non-voting shrs of cmn stk)                              CA            5,600        278,303
===========================================================================================================
      TOTAL OTHER SECURITIES (Amortized Cost $9,486,009)                                          8,139,803
===========================================================================================================
12.22 SHORT-TERM INVESTMENTS
8.92  COMMERCIAL PAPER
8.92  COMMERCIAL FINANCE
      CIT Group, Discount Notes, 5.480%, 3/1/2001                              $  36,000,000     36,000,000
      Heller Financial, 5.400%, 3/2/2001                                       $  35,000,000     35,000,000
===========================================================================================================
         TOTAL COMMERCIAL PAPER (Amortized Cost $71,000,000)                                     71,000,000
===========================================================================================================
3.16  INVESTMENT COMPANIES
      INVESCO Treasurer's Series Money Market Reserve Fund
        5.293% (Cost $25,114,496)                                                 25,114,496     25,114,496
===========================================================================================================
0.15  REPURCHASE AGREEMENTS
      Repurchase  Agreement  with State Street dated
        2/28/2001 due 3/1/2001 at 5.280%, repurchased
        at  $1,156,170 (Collateralized by US Treasury
        Inflationary  Index Notes,  due 7/15/2002 at 3.625%,
        value  $1,182,862) (Cost $1,156,000)                                   $   1,156,000      1,156,000
===========================================================================================================
      TOTAL SHORT-TERM INVESTMENTS
        (Amortized Cost $97,270,496)                                                             97,270,496
===========================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $918,291,333)
       (Cost for Income Tax Purposes $919,807,765)                                           $  795,746,497
===========================================================================================================
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
SELECT INCOME FUND
91.81 FIXED INCOME SECURITIES
11.45 US GOVERNMENT OBLIGATIONS
      US Treasury Notes
        6.000%, 9/30/2002                                                      $   3,750,000 $    3,833,741
        5.750%, 8/15/2010                                                      $  65,900,000     69,476,393
===========================================================================================================
        TOTAL US GOVERNMENT OBLIGATIONS
          (AMORTIZED COST $72,170,232)                                                           73,310,134
===========================================================================================================
3.36  US Government Agency Obligations
      Freddie Mac, Gold, Participation Certificates
        6.500%, 9/1/2011                                                       $   9,720,697      9,859,120
      Resolution Funding, Generic Interest Strip
        Zero Coupon, 4/15/2009                                                 $  18,000,000     11,671,542
===========================================================================================================
        TOTAL US GOVERNMENT AGENCY
          OBLIGATIONS (Amortized Cost $20,890,558)                                               21,530,662
===========================================================================================================
77.00 CORPORATE BONDS
5.24  BROADCASTING
      Chancellor Media of Los Angeles
        Gtd Sr Sub Notes, Series B, 8.750%, 6/15/2007                          $   9,750,000     10,164,375
        Sr Sub Notes, Series B, 8.125%, 12/15/2007                             $  22,650,000     23,386,125
===========================================================================================================
                                                                                                 33,550,500
1.68  BUILDING MATERIALS
      USG Corp, Sr Notes, 8.500%, 8/1/2005                                     $  12,299,000     10,796,628
===========================================================================================================
0.60  CHEMICALS
      Equistar Chemicals LP, Deb, 7.550%, 2/15/2026                            $   5,050,000      3,846,489
===========================================================================================================
0.70  CHEMICALS--SPECIALTY
      Morton International, Deb, 9.250%, 6/1/2020                              $   3,850,000      4,492,942
===========================================================================================================
0.29  COMMUNICATIONS--EQUIPMENT & MANUFACTURING
      Metromedia Fiber Network, Sr Notes
        10.000%, 2/15/2009                                                     $   2,000,000      1,872,500
===========================================================================================================
23.37 ELECTRIC UTILITIES
      Appalachian Power, 1st Mortgage, Secured
        Medium-Term Notes, 8.000%, 6/1/2025                                    $   4,000,000      4,087,876
      Cleveland Electric Illuminating
        1st Mortgage
          Series B, 9.500%, 5/15/2005                                          $   4,477,000      4,633,574
          Series E, 9.000%, 7/1/2023                                           $   2,750,000      2,890,374
        Sr Secured Notes(b), Series D, 7.880%, 11/1/2017                       $   4,000,000      4,107,460
      CMS Energy, Sr Notes, Series B, 6.750% 1/15/2004                         $   6,900,000      6,720,145
      Commonwealth Edison, 1st Mortgage
        Series 76, 8.250%, 10/1/2006                                           $     500,000        543,441
        Series 81, 8.625%, 2/1/2022                                            $     965,000      1,016,580
        Series 83, 8.000%, 5/15/2008                                           $   6,100,000      6,562,886
        Series 84, 8.500%, 7/15/2022                                           $   2,650,000      2,802,743
        Series 86, 8.375%, 9/15/2022                                           $   3,250,000      3,418,555
      Consumers Energy, 1st Refunding Mortgage
        7.375%, 9/15/2023                                                      $   9,425,000      9,063,542
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Duquesne Light, 1st Collateral Trust
        7.550%, 6/15/2025                                                      $   6,500,000 $    6,372,295
      El Paso Electric, 1st Mortgage, Series D
        8.900%, 2/1/2006                                                       $  10,100,000     11,050,279
      Metropolitan Edison, Secured Medium-Term
        Notes, Series B, 6.970%, 10/19/2023                                    $   3,500,000      3,154,494
      New York State Electric & Gas, 1st Mortgage
        8.300%, 12/15/2022                                                     $   4,800,000 $    4,962,696
      Niagara Mohawk Power, 1st Mortgage
        9.750%, 11/1/2005                                                      $   5,232,000      5,967,274
        8.750%, 4/1/2022                                                       $  12,630,000     13,501,836
        8.500%, 7/1/2023                                                       $     500,000        522,465
      NRG Northeast Generating, Gtd Sr Secured Notes
        Series C-1, 9.292%, 12/15/2024                                         $   2,850,000      3,028,809
      Pacific Gas & Electric, 1st Refunding Mortgage
        Series 92D, 8.250%, 11/1/2022                                          $   2,223,000      1,989,585
      Pennsylvania Power, 1st Mortgage
        8.500%, 7/15/2022                                                      $   2,000,000      2,030,126
      Potomac Edison, 1st Mortgage
        8.000%, 12/1/2022                                                      $   5,200,000      5,279,674
      Public Service Electric & Gas, 1st Refunding
        Mortgage, 6.375%, 5/1/2023                                             $   2,000,000      1,967,746
      Public Service of New Mexico, Sr Notes
        Series A, 7.100%, 8/1/2005                                             $  12,325,000     12,291,525
        Series B, 7.500%, 8/1/2018                                             $   1,000,000        911,640
      Texas Utilities Electric, 1st Mortgage &
        Collateral Trust
         8.750%, 11/1/2023                                                     $   5,000,000      5,368,140
         7.625%, 7/1/2025                                                      $     348,000        346,504
      Toledo Edison, 1st Mortgage, Secured
        Medium-Term Notes, Series A, 9.220%, 12/15/2021                        $   1,975,000      2,071,771
      TXU Electric Capital, Gtd Capital Securities
        8.175%, 1/30/2037                                                      $  15,184,000     15,298,487
      Western Resources, Sr Notes
        7.125%, 8/1/2009                                                       $   5,194,000      4,782,277
        6.875%, 8/1/2004                                                       $   3,000,000      2,901,828
===========================================================================================================
                                                                                                149,646,627
1.62  HEALTH CARE--MEDICAL EQUIPMENT & DEVICES
      Imcera Group, Deb, 7.000%, 12/15/2013                                    $  10,000,000     10,380,700
===========================================================================================================
0.79  HEALTH CARE--SERVICES
      FHP International, Sr Notes, 7.000%, 9/15/2003                           $   6,035,000      5,033,582
===========================================================================================================
4.03  INSURANCE--MULTI-LINE
      Equitable Cos, Sr Notes, 9.000%, 12/15/2004                              $  23,457,000     25,828,057
===========================================================================================================
1.50  LODGING--HOTELS
      Hilton Hotels, Sr Notes, 7.200%, 12/15/2009                              $  10,000,000      9,601,050
===========================================================================================================
0.74  NATURAL GAS
      NorAm Energy, Conv Sub Deb, 6.000%, 3/15/2012                            $   5,333,000      4,746,370
===========================================================================================================
0.64  OIL--DOMESTIC INTEGRATED
      Atlantic Richfield, Deb, 10.875%, 7/15/2005                              $   3,400,000      4,100,033
===========================================================================================================
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
4.22  OIL & GAS--EXPLORATION & PRODUCTION
      CMS Panhandle Holding, Sr Notes
        7.000%, 7/15/2029                                                      $   6,000,000 $    5,272,590
        6.500%, 7/15/2009                                                      $  11,400,000     10,813,766
      Gulf Canada Resources Ltd, Sr Notes, 8.250%
        3/15/2017                                                        CA    $   5,900,000      6,180,250
      Texaco Capital, Gtd Notes, 5.500%, 1/15/2009                             $   4,900,000      4,741,382
===========================================================================================================
                                                                                                 27,007,988
0.53  OIL & GAS--REFINING & MARKETING
      Sun Inc, Deb, 9.375%, 6/1/2016                                           $   3,000,000      3,378,690
===========================================================================================================
0.96  PAPER & FOREST PRODUCTS
      Chesapeake Corp, Deb, 7.200%, 3/15/2005                                  $   4,400,000      4,057,539
      Quno Corp, Sr Notes, 9.125%, 5/15/2005                             CA    $   2,000,000      2,092,748
===========================================================================================================
                                                                                                  6,150,287
3.74  TELECOMMUNICATIONS--CELLULAR & WIRELESS
      Clearnet Communications, Sr Discount Step-Up
        Notes, Zero Coupon(a), 5/1/2009                                  CA    $   8,500,000      7,118,750
      Rogers Cantel, Sr Secured Deb
        9.750%, 6/1/2016                                                 CA    $  14,365,000     15,514,200
        9.375%, 6/1/2008                                                 CA    $   1,250,000      1,300,000
===========================================================================================================
                                                                                                 23,932,950
14.11 TELECOMMUNICATIONS--LONG DISTANCE
      AT&T Corp, Deb, 8.125%, 7/15/2024                                        $   1,000,000      1,014,636
      Centel Capital, Deb, 9.000%, 10/15/2019                                  $   5,325,000      5,653,973
      CFW Communications, Sr Notes, 13.000%, 8/15/2010                         $   3,750,000      2,934,375
      Esat Holdings Ltd, Sr Deferred Step-Up Notes
        Series B, Zero Coupon(a), 2/1/2007                               IE    $   7,250,000      7,288,708
      Esat Telecom Group PLC
        Sr Deferred Step-Up Notes, Zero Coupon(a)
          2/1/2007                                                       IE    $   2,000,000      2,010,678
        Sr Notes, Series B, 11.875%, 12/1/2008                           IE    $   4,950,000      5,806,301
      Esprit Telecom Group PLC, Sr Notes(e)
        11.500%, 12/15/2007                                              UK    $   1,500,000         37,500
      GCI Inc, Sr Notes, 9.750%, 8/1/2007                                      $   2,000,000      1,930,000
      Global Crossing Holdings Ltd, Sr Sub Deb(b)
        8.700%, 8/1/2007                                                 BD    $  11,000,000     10,670,000
      GTE Corp, Deb
        7.900%, 2/1/2027                                                       $   2,000,000      2,019,148
        7.830%, 5/1/2023                                                       $   9,870,000      9,875,952
      Level 3 Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
          12/1/2008                                                            $   1,500,000        881,250
        Sr Notes, 11.000%, 3/15/2008                                           $   2,000,000      1,825,000
      Qwest Communications International
        Sr Discount Notes, Series B, 8.290%, 2/1/2008                          $  14,500,000     13,535,475
        Sr Discount Step-Up Notes, Series B, Zero Coupon(a)
          10/15/2007                                                           $   9,650,000      9,262,273
        Sr Notes, Series B, 7.250%, 11/1/2008                                  $   1,000,000      1,001,718
      Sprint Capital, Gtd Notes, 7.625%, 1/30/2011                             $   7,000,000      6,991,782
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Teleglobe Inc, Gtd Notes, 7.700%, 7/20/2029                              $   7,800,000 $    7,603,970
===========================================================================================================
                                                                                                 90,342,739
12.24 TELEPHONE
      AT&T Canada, Sr Notes, 7.650%, 9/15/2006                           CA    $   2,500,000      2,531,940
      Diamond Cable Communications PLC, Sr Discount
        Step-up Notes, 11.750%(a), 12/15/2005                            UK    $   2,900,000      2,842,000
      Frontier Corp, Notes, 7.250%, 5/15/2004                                  $   5,000,000      4,882,385
      Intermedia Communications
        Sr Discount Step-Up Notes, Series B
          Zero Coupon(a), 7/15/2007                                            $   2,500,000      2,187,500
        Sr Notes, Series B
         8.600%, 6/1/2008                                                      $   1,790,000      1,758,675
         8.500%, 1/15/2008                                                     $     750,000        736,875
      MetroNet Communications, Sr Discount
        Step-Up Notes, Zero Coupon(a)
         11/1/2007                                                       CA    $   2,000,000      1,827,458
         6/15/2008                                                       CA    $  42,440,000     36,231,962
      NEXTLINK Communications
        Sr Discount Step-Up Notes, Zero Coupon(a)
          4/15/2008                                                            $   9,000,000      5,355,000
        Sr Notes
         12.500%, 4/15/2006                                                    $   5,500,000      5,197,500
         10.750%, 11/15/2008                                                   $   3,200,000      2,784,000
         9.625%, 10/1/2007                                                     $   3,000,000      2,475,000
      RCN Corp, Sr Notes, 10.125%, 1/15/2010                                   $   5,000,000      2,725,000
      US WEST Communications, Notes, 5.650%
        11/1/2004                                                              $   7,100,000      6,867,908
===========================================================================================================
                                                                                                 78,403,203
        TOTAL CORPORATE BONDS (Amortized Cost $506,054,929)                                     493,111,335
===========================================================================================================
      TOTAL FIXED INCOME SECURITIES
        (AMORTIZED COST $599,115,719)                                                           587,952,131
===========================================================================================================
1.91  COMMON STOCKS & WARRANTS
1.91  INVESTMENT COMPANIES
      Alliance Capital Management Government
        Income Closed-End Fund                                                       831,077      6,756,656
      Blackrock North American Government
        Income Trust Closed-End Fund                                                  38,200        389,258
      Dresdner RCM Global Strategic Income
        Closed-End Fund                                                              353,600      2,489,344
      Mentor Income Closed-End Fund                                                  180,200      1,531,700
      Van Kampen Senior Income Trust Closed-End Fund                                 130,850      1,067,736
===========================================================================================================
                                                                                                 12,234,694
0.00  TELECOMMUNICATIONS--LONG DISTANCE
      Ntelos Inc Warrants(b)(f) (Exp 2010)                                             3,750         12,188
===========================================================================================================
      TOTAL COMMON STOCKS & WARRANTS (Cost $11,526,458)                                          12,246,882
===========================================================================================================
0.00  PREFERRED STOCKS
      COMPUTERS--NETWORKING
      PSINet Inc, Conv Pfd(b), 7.000% (Cost $473,889)                                 10,000         17,500
===========================================================================================================
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
0.25  OTHER SECURITIES
0.25  ELECTRIC UTILITIES
      Alliant Energy Resources, Sr Sub Exchangeable
        Step-Down Notes(b), PAY PHONES(i), 7.250%(j)
        2/15/2030 (Each shr exchangeable for 2.5 shrs
        McLeodUSA cmn stk) (Amortized Cost $1,873,125)                         $      30,000 $    1,563,750
===========================================================================================================
6.03  SHORT-TERM INVESTMENTS
4.99  COMMERCIAL PAPER
4.99  BANKS--MONEY CENTER
      UBS Finance, Discount Notes, 5.480%, 3/1/2001
        (Amortized Cost $32,000,000)                                           $  32,000,000     32,000,000
===========================================================================================================
0.79  INVESTMENT COMPANIES
      INVESCO Treasurer's Series Money Market Reserve Fund
        5.293% (Cost $5,045,362)                                                   5,045,362      5,045,362
===========================================================================================================
0.25  REPURCHASE AGREEMENTS
      Repurchase  Agreement  with State Street dated
        2/28/2001  due 3/1/2001 at 5.280%, repurchased
        at  $1,595,234 (Collateralized by US Treasury
        Inflationary Index Notes due 7/15/2002 at 3.625%,
        value  $1,627,627) (Cost $1,595,000)                                   $   1,595,000      1,595,000
===========================================================================================================
      TOTAL SHORT-TERM INVESTMENTS
        (Amortized Cost $38,640,362)                                                             38,640,362
===========================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $651,629,553)(k)                                                                $  640,420,625
===========================================================================================================
TAX-FREE BOND FUND
99.32 MUNICIPAL BONDS
1.32  ALABAMA
      Jefferson Cnty, Alabama (FSA Insured), Ltd Oblig
        School Warrants, Series 2000, 5.500%, 2/15/2020                        $   1,250,000 $    1,288,475
      Lauderdale Cnty & Florence City Hlth Care Auth,
        Alabama (Coffee Hlth Group) (MBIA Insured), Rev,
        Series 2000-A, 6.000%, 7/1/2029                                        $   1,000,000      1,071,790
===========================================================================================================
                                                                                                  2,360,265
1.29  ALASKA
      Alaska Hsg Fin (MBIA Insured), State Bldg Lease,
        Series 1999, 5.750%, 4/1/2017                                          $   2,000,000      2,094,880
      Alaska Hsg Fin (Veterans Mtg Prog)
        (GNMA/FNMA/FHLMC Insured), Collateralized Rev,
        1990 First Series, 7.500%, 12/1/2030                                   $      70,000         70,884
      Alaska Indl Dev & Export Auth, Ref Revolving Fund,
        Series 1994 A, Lots 1-29, 5.700%, 4/1/2004                             $     135,000        141,888
===========================================================================================================
                                                                                                  2,307,652
2.01  ARIZONA
      Arizona Edl Ln Mktng (Student Lns Insured),
        Edl Ln Rev, Series 1992B, 7.000%, 3/1/2005                             $   1,000,000      1,027,990
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Phoenix Civic Impt, Arizona (FGIC Insured),
        Jr Lien Wstwtr System Rev, Series 2000, 5.700%,
         7/1/2008                                                              $   1,055,000 $    1,160,859
         7/1/2009                                                              $   1,275,000      1,406,478
===========================================================================================================
                                                                                                  3,595,327
1.82  CALIFORNIA
      Big Bear Lake Dept of Wtr & Pwr, California
        (MBIA Insured), Wtr Rev Ref, Series 1996,
        6.000%, 4/1/2022                                                       $   2,000,000      2,267,420
      Los Angeles Cmnty Redev Agy, California (Cinerama
        Dome Pub Pkg Proj) (ACA Insured), Pkg System
        Rev, Series 2000, 5.750%, 7/1/2026                                     $   1,000,000        991,410
===========================================================================================================
                                                                                                  3,258,830
0.82  COLORADO
      Fountain Valley Auth, Colorado, Wtr Treatment Ref
        Rev, Series 1991, 6.800%, 12/1/2019                                    $   1,140,000      1,149,382
      Montrose Cnty Bldg Auth, Colorado, Ctfs of Participation,
        Series 1994, 6.350%, 6/15/2006                                         $     300,000        318,930
===========================================================================================================
                                                                                                  1,468,312
0.28  CONNECTICUT
      Connecticut Hsg Fin Auth (Hsg Mtg Fin Prog),
        Rev, Subseries D-2, 6.200%, 11/15/2027                                 $     485,000        498,522
===========================================================================================================
0.01  DISTRICT OF COLUMBIA
      District of Columbia, Gen Oblig Ref, Series 1994 A-3,
        5.200%, 6/1/2003                                                       $      10,000         10,328
===========================================================================================================
3.63  FLORIDA
      Escambia Cnty Hlth Care Facils Auth, Florida
        (VHA Prog) (AMBAC Insured), Hlth Care Facil Rev,
        Series 2000A, 5.950%, 7/1/2020                                         $   1,000,000      1,085,560
      Miami Beach Redev Agency, Florida (City Ctr/Historic
        Convention Village), Tax Increment Rev, Series 1993,
        5.100%, 12/1/2003                                                      $      80,000         81,922
      Sunrise, Florida (AMBAC Insured), Util System Ref
        Rev, Series 1998, 5.500%, 10/1/2018                                    $   5,000,000      5,344,300
===========================================================================================================
                                                                                                  6,511,782
8.07  ILLINOIS
      Boone McHenry & DeKalb Cntys, Illinois (Cmnty Unit
        School Dist #100 (Belvidere)) (FSA Insured), Gen
        Oblig, Series 1997, Cap Appreciation, 12/1/2010                        $   2,720,000      1,736,638
      Chicago, Illinois (AMBAC Insured), Gen Oblig, Ref,
        Series 1993B, 5.125%, 1/1/2022                                         $   2,465,000      2,450,802
      Chicago, Illinois (FGIC Insured), Gen Oblig, Ref
        Rev, Series 2000C, 5.500%, 1/1/2040                                    $   1,000,000      1,008,080
      Chicago, Illinois (Peoples Gas Light & Coke),
        Gas Supply Rev, 1st & Ref Mtg, Medium-Term Notes,
        Series CC, 6.875%, 3/1/2015                                            $   2,875,000      3,000,465
      Illinois Dept Cent Mgmt Svcs (MBIA Insured),
        Ctfs of Participation, Series 1999,
        5.850%, 7/1/2019                                                       $   1,750,000      1,846,355
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Illinois Dev Fin Auth (Catholic Charities Hsg Dev Proj),
        Rev, Series 1995, 6.350%, 1/1/2025                                     $   1,500,000 $    1,395,300
      Illinois Edl Facils Auth (Robert Morris College)
        (MBIA Insured), Rev, Series 2000,
        5.750%, 6/1/2020                                                       $   1,305,000      1,349,618
      McCormick Place Receipts-Metro Pier & Exposition Auth,
        Illinois (50% McCormick Place Expansion Proj #3)
        (FGIC Insured), Dedicated State Tax Rev, Series 1998B,
        Cap Appreciation, 6/15/2009                                            $     500,000        343,910
      Will Cnty, Illinois (School Dist #122) (FSA Insured),
        Gen Oblig, Series 2000A, 6.500%, 11/1/2014                             $   1,165,000      1,335,451
===========================================================================================================
                                                                                                 14,466,619
11.98 INDIANA
      DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub
        Impt Proj), Rev, Series A 1995, 6.500%, 1/15/2014                      $     900,000        962,991
      Indiana Transn Fin Auth, Airport Facils Lease Rev,
        Series A, 6.750%, 11/1/2011                                            $   1,500,000      1,606,245
      Indianapolis, Indiana (MBIA Insured), Thermal Energy
        System Rev, Series 2001 A, 5.000%, 10/1/2011                           $   2,500,000      2,611,750
      Indianapolis Loc Pub Impt Bank, Indiana, Rev,
        Series 1991C, 6.700%, 1/1/2017                                         $   3,750,000      3,922,538
      Petersburg, Indiana (Indianapolis Pwr & Light Proj)
        (MBIA Insured), PCR Ref, Series 1993B, 5.400%,
        8/1/2017                                                               $   9,850,000     10,353,828
      Pike Cnty, Indiana (Multi-School Bldg) (AMBAC Insured),
        1st Mtg Rev, Series 2000B, 5.300%, 7/15/2025                           $   1,000,000        999,500
      St Joseph Cnty Hosp Auth, Indiana (Memorial System)
        (AMBAC Insured), Hlth System Rev,
        Series 2000, 5.625%, 8/15/2033                                         $   1,000,000      1,026,760
===========================================================================================================
                                                                                                 21,483,612
0.56  KANSAS
      Overland Park Dev, Kansas (Overland Park
        Convention  Ctr  Hotel  Proj),  1st Tier  Rev,  Series
        2000A, 7.375%, 1/1/2032                                                $   1,000,000      1,004,380
===========================================================================================================
4.76  LOUISIANA
      Lafayette, Louisiana (FGIC Insured), Pub Impt Sales
        Tax Rev, Series 2000A, 5.500%, 3/1/2023                                $   1,000,000      1,027,060
      Louisiana Loc Govt Envir Facils Cmnty Dev Auth,
        (Cap Proj & Equip Acquisition Prog)
        (AMBAC Insured), Rev,
         Series 2000, 6.550%, 9/1/2025                                         $   6,000,000      6,357,180
         Series 2000A, 6.300%, 7/1/2030                                        $   1,000,000      1,156,560
===========================================================================================================
                                                                                                  8,540,800
8.30  MASSACHUSETTS
      Boston Wtr & Swr Commn, Massachusetts
        (MBIA Insured), Gen Rev, 1993 Sr Series A,
        5.250%, 11/1/2019                                                      $   5,385,000      5,559,851
      Massachusetts, Gen Oblig Cons Ln,
        Series 2000 A, 5.750%, 2/1/2009                                        $     785,000        862,903
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Massachusetts Dev Fin Agency (Boston Univ Issue)
        (Institution Insured), Rev, Series P,
         6.000%, 5/15/2059                                                     $   4,500,000 $    4,659,750
         5.450%, 5/15/2059                                                         4,000,000      3,793,640
===========================================================================================================
                                                                                                 14,876,144
5.01  MICHIGAN
      Allegan Pub School Dist, Michigan (FSA Insured),
        Gen Oblig Unlimited Tax, Series 2000, 5.750%, 5/1/2030                 $     500,000        525,115
      Caledonia Cmnty Schools, Michigan (Kent,
        Allegan & Barry Cntys) (FGIC Insured), Gen Oblig-
        Unlimited Tax, 5.500%, 5/1/2023                                        $   1,000,000      1,024,700
      Lake Orion Cmnty School Dist, Michigan (Oakland Cnty)
        (FSA Insured), Gen Oblig Unlimited Tax, Series A,
        6.000%, 5/1/2018                                                       $     500,000        541,060
      Michigan Hosp Fin Auth (Ascension Hlth Credit Group),
        Rev, Series 1999A, 5.500%, 11/15/2007                                  $   3,000,000      3,214,350
      Michigan Muni Bd Auth, Clean Wtr Revolving Rev,
        Series 1999, 5.625%, 10/1/2010                                         $   1,500,000      1,648,605
      Newaygo Pub Schools, Michigan (Newaygo Cnty),
        Gen Oblig-Unlimited Tax, 2000 School Bldg & Site,
        5.500%, 5/1/2021                                                       $   1,000,000      1,026,180
      South Macomb Disp Auth, Michigan (Macomb Cnty)
        (AMBAC Insured), Rev, Series 2000, 5.250%, 9/1/2020                    $   1,000,000      1,003,940
===========================================================================================================
                                                                                                  8,983,950
2.12  MISSISSIPPI
      Mississippi (FGIC Insured), Gen Oblig, LOC Govts Cap
        Impts Issue, Series I, 6.000%, 11/1/2008                               $   2,500,000      2,802,625
      Mississippi Hosp Equip & Facils Auth (Forrest Cnty
        Gen Hosp Proj) (FSA Insured), Rev, Series 2000,
        5.500%, 1/1/2027                                                       $   1,000,000      1,004,340
===========================================================================================================
                                                                                                  3,806,965
5.02  MONTANA
      Forsyth, Montana (Portland Gen Elec Proj), VR,
        PCR Ref, Series 1998B, 4.750%, 5/1/2033                                $   9,000,000      8,999,460
===========================================================================================================
0.04  NEVADA
      Nevada Hsg Div (Single Family Prog), Sr Rev,
        1994 Issue B-1, 5.900%, 4/1/2003                                       $      65,000         67,051
===========================================================================================================
1.30  NEW JERSEY
      New Jersey  Hlth Care  Facils  Fing Auth (St Peters Univ Hosp),
        Rev, Series 2000A, 6.875%, 7/1/2020                                    $     500,000        501,925
      New Jersey Transn Trust Fund Auth, Transn System Rev,
        Series 1999A, 5.500%, 6/15/2010                                        $   1,670,000      1,822,454
===========================================================================================================
                                                                                                  2,324,379
2.97  NEW MEXICO
      Los Alamos Cnty, New Mexico (FSA Insured),
        Util System Rev, Series 1994A, 6.000%, 7/1/2009                        $   5,000,000      5,330,950
===========================================================================================================
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
7.05  NEW YORK
      New York & New Jersey Port Auth, Cons
        Gen Oblig, Rev, Ninety-Third Series, 6.125%,
        6/1/2094                                                               $   5,250,000 $    5,978,490
      New York City Muni Wtr Fin Auth, New York, Wtr &
        Swr System Rev, Series 2000B, 6.000%, 6/15/2033                        $   1,500,000      1,624,725
      Triborough Bridge & Tunnel Auth, New York,
        Gen Purpose Rev,
         Series 1993B, 5.000%, 1/1/2020                                        $   1,935,000      1,925,441
         Series Y, 5.500%, 1/1/2017                                            $   2,900,000      3,106,045
===========================================================================================================
                                                                                                 12,634,701
1.88  NORTH DAKOTA
      Ward Cnty, North Dakota (St Joseph's Hosp Proj),
        Hlth Care Facil Rev, Series 1994, 8.875%,
        11/15/2024                                                             $   2,850,000      3,375,198
===========================================================================================================
3.75  OHIO
      Cleveland, Ohio (MBIA Insured), Wtrwks Impt First
        Mtg Ref Rev, Series G, 1993, 5.500%, 1/1/2021                          $   3,000,000      3,191,130
      Ohio Wtr Dev Auth (Cleveland Elec Illum Proj),
        PCR Ref, Series 1999-A, 5.580%, 6/15/2033                              $   3,000,000      3,000,600
      Plain Loc School Dist, Ohio (Franklin & Licking
        Cntys) (FGIC Insured), Gen Oblig Unlimited Tax,
        Series 2000, 6.000%, 12/1/2025                                         $     500,000        536,315
===========================================================================================================
                                                                                                  6,728,045
1.79  OKLAHOMA
      Jenks Aquarium Auth, Oklahoma (MBIA Insured),
        1st Mtg Rev, Series 2000, 6.000%, 7/1/2020                             $     500,000        543,285
      Oklahoma City Airport Trust, Oklahoma (FSA Insured),
        Jr Lien Tax-Exempt Rev, Twenty-Seventh Series,
        Series A, 5.125%, 7/1/2020                                             $   2,675,000      2,666,574
===========================================================================================================
                                                                                                  3,209,859
1.62  RHODE ISLAND
      Providence Pub Bldgs Auth, Rhode Island (School Proj)
        (FSA Insured), Rev, Series 2000A, 5.750%, 12/15/2016                   $   1,210,000      1,296,043
      Rhode Island Depositors Econ Protection,
        Special Oblig, 1992 Series A, 6.950%, 8/1/2022                         $   1,500,000      1,600,170
===========================================================================================================
                                                                                                  2,896,213
0.92  SOUTH DAKOTA
      Aberdeen School Dist #6-1, South Dakota (Brown Cnty)
        (FSA  Insured), Gen  Oblig, Series  2000, 5.450%, 1/1/2026             $   1,620,000      1,644,948
===========================================================================================================
13.20 TEXAS
      Austin, Texas (AMBAC Insured), Combined Util
        Systems Rev Ref, Series 1992, Cap Appreciation, 11/15/2011             $   1,400,000        848,316
      Denton, Texas (FSA Insured), Util System Rev Ref,
        Series 2000A, 5.400%,12/1/2013                                         $   1,000,000      1,051,270
      Galena Park Indpt School Dist, Texas (Harris Cnty)
        (PSFG Insured), Unltd Tax School Bldg & Ref,
        Series 1996, Cap Appreciation, 8/15/2023                               $   2,000,000        585,420
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Houston, Texas (FGIC Insured), Wtr & Swr
        System Jr Lien Rev, Ref, Series 1996A, 5.250%, 12/1/2025               $   1,800,000 $    1,790,190
      Little Elm Indpt School Dist, Texas (Denton Cnty)
        (PSFG Insured), Gen Oblig Unlimited Tax,
        Series 1999, 6.000%, 8/15/2035                                         $   1,500,000      1,571,925
      Lubbock Hlth Facils Dev, Texas (St Joseph Hlth
        System), Rev, Series 1998, 5.250%, 7/1/2013                            $   2,000,000      2,016,880
      Montgomery Cnty, Texas (FGIC Insured),
        Perm Impt Rev, Series 2000, 5.250%, 9/1/2020                           $   1,000,000      1,003,190
      North Central Texas Hlth Facils Dev (MBIA Insured),
        Hlth Resources System Rev,
        Series 1997B, 5.750%, 2/15/2012                                        $   2,000,000      2,168,240
      Nueces River Auth, Texas (Corpus Christi Lake Texana
        Proj) (FSA Insured), Wtr Supply Facils Rev,
        Series 1997, 5.500%, 3/1/2027                                          $   2,190,000      2,217,725
      San Antonio, Texas (Brexar Cnty) Wtr Sys Rev & Ref,
        Series 1999, 5.875%, 5/15/2018                                         $   1,000,000      1,064,840
      San Antonio, Texas, Gen Impt Rev, Series 2000A,
        5.375%, 2/1/2019                                                       $   1,185,000      1,205,785
      Spring Branch Indpt School Dist, Texas (Harris Cnty)
        (PSFG Insured), Gen Oblig Ltd Tax, Series 2000,
        5.750%, 2/1/2024                                                       $   3,300,000      3,426,159
      Texas Wtr Finl Assistance (State Participation Prog),
        Gen Oblig, Series 1999C, 5.500%, 8/1/2024                              $   1,500,000      1,531,440
      West University Place, Texas (FGIC Insured), Perm
        Impt Rev, Series 2000,
          5.350%, 2/1/2020                                                     $   2,150,000      2,168,426
          5.300%, 2/1/2018                                                     $   1,000,000      1,012,870
===========================================================================================================
                                                                                                 23,662,676
0.21  UTAH
      Utah Hsg Fin Agency (FHA/VA/FHMA Insured),
        Single Family Mtg, 1994 Issue D-1 Term Mezzanine,
        6.450%, 7/1/2011                                                       $     365,000        383,049
===========================================================================================================
0.51  VERMONT
      Vermont Hsg Fin Agency, Single Family Hsg Rev,
        Series 5, 6.875%, 11/1/2016                                            $     865,000        908,354
===========================================================================================================
0.88  VIRGINIA
      Virginia Hsg Dev Auth, Gen Oblig, Rental Hsg Rev,
        2000 Series D, 5.700%, 4/1/2011                                        $   1,500,000      1,582,545
===========================================================================================================
0.93  WASHINGTON
      White River School Dist #416, Washington (Pierce Cnty)
        (School Brd Gtee), Gen Oblig-Unlimited Tax,
        2000, 5.350%, 12/1/2009                                                $   1,550,000      1,672,512
===========================================================================================================
5.27  WISCONSIN
      Adams Cnty, Wisconsin (Adams-Friendship School Dist)
        (AMBAC Insured), Gen Oblig Ref, 6.500%,
        4/1/2015                                                               $   1,340,000      1,563,378
      Southeast Wisconsin Professional Baseball Park Dist
        (MBIA Insured), Sales Tax Rev Ref, Series 1998A,
        5.500%, 12/15/2019                                                     $   5,000,000      5,320,750
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
      Wisconsin, Gen Oblig, Series 2000C, 5.500%, 5/1/2019                     $   2,500,000 $    2,572,800
===========================================================================================================
                                                                                                  9,456,928
        TOTAL MUNICIPAL BONDS (AMORTIZED COST $169,805,545)                                     178,050,356
===========================================================================================================
0.68  SHORT-TERM INVESTMENTS--MUNICIPAL NOTES
0.09  LOUISIANA
      Louisiana Pub Facils Auth (Student Lns Insured),
        Student Ln Rev, Series 1992A-1, 6.200%, 3/1/2001                       $     165,000        165,000
===========================================================================================================
0.50  MISSOURI
      Missouri State Hlth & Edl Facils Auth (Washington Univ),
        VRD, Edl Facils Rev, Series 2000C, 2.800%, 3/1/2040(l)                 $     900,000        900,000
===========================================================================================================
0.09  TEXAS
      Austin, Texas, Wtr Swr & Elec Ref Rev, Series 1982,
        14.000%, 11/15/2001,
         Prerefunded 1995                                                      $       5,000          5,356
         Prerefunded 1998                                                      $      20,000         20,918
         Unrefunded Balance 1998                                               $     120,000        125,724
===========================================================================================================
                                                                                                    151,998
      TOTAL MUNICIPAL SHORT-TERM NOTES
        (AMORTIZED COST $1,209,846)                                                               1,216,998
===========================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $171,015,391)(k)                                                                $  179,267,354
===========================================================================================================
U.S. GOVERNMENT SECURITIES FUND
81.37 FIXED INCOME SECURITIES
32.29 US GOVERNMENT OBLIGATIONS
      US Treasury Bonds
        8.125%, 8/15/2019                                                      $  10,000,000 $   13,044,070
        7.500%, 11/15/2016                                                     $  10,000,000     12,168,910
        6.250%, 5/15/2030                                                      $  10,000,000     11,146,880
===========================================================================================================
        TOTAL US GOVERNMENT OBLIGATIONS
          (Amortized Cost $36,066,475)                                                           36,359,860
===========================================================================================================
49.08 US GOVERNMENT AGENCY OBLIGATIONS
      Freddie Mac, Gold Participation Certificates
        7.000%, 6/1/2015                                                       $   4,750,754      4,849,348
        6.500%, 7/1/2008                                                       $   6,284,026      6,384,510
        6.500%, 8/1/2008                                                       $   1,416,942      1,439,599
      Government National Mortgage Association I
        Pass-Through Certificates
        7.000%, 7/15/2029                                                      $   4,615,997      4,683,158
        6.500%, 12/15/2028                                                     $  10,940,498     10,930,773
        6.000%, 12/15/2028                                                     $   9,042,311      8,863,653
        6.000%, 2/15/2029                                                      $   9,431,942      9,248,109
        6.000%, 3/15/2029                                                      $   9,032,258      8,856,214
===========================================================================================================
        TOTAL US GOVERNMENT AGENCY
          OBLIGATIONS (Amortized Cost $54,979,918)                                               55,255,364
===========================================================================================================
                                                                    COUNTRY    SHARES, UNITS
                                                                    CODE IF     OR PRINCIPAL
 %    DESCRIPTION                                                    NON US           AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
(AMORTIZED COST $91,046,393)                                                                $    91,615,224
===========================================================================================================
18.63 SHORT-TERM INVESTMENTS
9.02  US GOVERNMENT OBLIGATIONS
      US Treasury Notes, 6.250%, 2/28/2002
        (Amortized Cost $10,075,805)                                           $  10,000,000     10,159,350
===========================================================================================================
9.61  REPURCHASE AGREEMENTS
      Repurchase Agreement with State Street dated
        2/28/2001  due 3/1/2001 at 5.280%, repurchased
        at $10,821,587 (Collateralized by US Treasury Notes
        due 8/15/2002 at 6.375%, value $11,041,296)
        (Amortized Cost $10,820,000)                                           $  10,820,000     10,820,000
===========================================================================================================
      TOTAL SHORT-TERM INVESTMENTS
        (AMORTIZED COST $20,895,805)                                                             20,979,350
===========================================================================================================
100.00 TOTAL INVESTMENT SECURITIES AT VALUE
       (Cost $111,942,198)
       (Cost for Income Tax Purposes $111,959,061)                                           $  112,594,574
===========================================================================================================

(a) Step-up bonds are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.
(b) Securities acquired pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.
(c) Security is a defaulted security with respect to cumulative interest payments of $689,375 at February 28, 2001 and is a fair valued security representing 80% of the security's publicly traded value.
(d) Security is a defaulted security with respect to cumulative interest payments of $1,150,000 at February 28, 2001.
(e) Security is expected to be a defaulted security with respect to cumulative interest payments at June 15, 2001; the defaulted interest payment at December 15, 2000 was made by Global Telesystems.
(f)  Security is non-income producing.
(g)  Security is an affiliated company (See Notes).
(h) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.
(i) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.
(j) Step-down bonds are obligations which decrease the interest payment rate at a specific point in time. Rate shown reflects current rate which may step down at a future date.
(k)  Also represents cost for income tax purposes.
(l) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown is current rate.

The  following  acronyms may be used in security  descriptions:
ACA -- American Capital  Access  Financial  Guaranty  Corp
AMBAC -- American  Municipal  Bond Assurance Corporation
FGIC -- Flexible Guaranty Insurance Company
FHA -- Federal Housing  Association
FHLMC -- Federal Home Loan  Mortgage  Corp
FHMA -- Federal Home Mortgage  Association
FNMA -- Federal National Mortgage  Association
FSA -- Financial  Security Assurance
GNMA -- Government  National Mortgage  Association
MBIA -- Municipal Bond Investors Assurance  Corporation
PCR -- Pollution Control Revenue
PSFG -- Permanent School Fund Guarantee Program
VHA -- Veteran's Housing Association
VA -- Veteran's  Association
VR(m) -- Variable  Rate
VRD(m) -- Variable Rate Demand

(m)  Rate is subject to change. Rate shown reflects current rate.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                  % OF
                                    COUNTRY  INVESTMENT
COUNTRY                                CODE  SECURITIES          VALUE
---------------------------------------------------------------------------
HIGH YIELD FUND
Australia                               AS        0.19%  $   1,555,230
Bermuda                                 BD        3.61      28,713,160
Canada                                  CA       12.18      96,900,351
Ireland                                 IE        3.60      28,669,295
Netherlands                             NL        1.81      14,378,500
United Kingdom                          UK        3.80      30,231,980
United States                                    74.81     595,297,981
===========================================================================
                                                100.00%  $ 795,746,497
===========================================================================
SELECT INCOME FUND
Bermuda                                 BD        1.66%  $  10,670,000
Canada                                  CA       11.37      72,797,308
Ireland                                 IE        2.36      15,105,687
United Kingdom                          UK        0.45       2,879,500
United States                                    84.16     538,968,130
===========================================================================
                                                100.00%  $ 640,420,625
===========================================================================
See Notes to Financial Statements

FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2001
UNAUDITED

                                                                       HIGH           SELECT
                                                                      YIELD           INCOME
                                                                       FUND             FUND
---------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                $   918,291,333 $    651,629,553
=============================================================================================
  At Value(a)                                               $   795,746,497 $    640,420,625
Cash                                                                 12,116                0
Receivables:
  Investment Securities Sold                                      8,186,432        4,048,847
  Fund Shares Sold                                                3,612,032        6,367,001
  Dividends and Interest                                         10,089,390        8,147,025
Prepaid Expenses and Other Assets                                    74,906          605,748
=============================================================================================
TOTAL ASSETS                                                    817,721,373      659,589,246
=============================================================================================
LIABILITIES
Payables:
  Custodian                                                               0          280,704
  Distributions to Shareholders                                     737,904          229,806
  Investment Securities Purchased                                 6,769,709        4,372,856
  Fund Shares Repurchased                                         1,686,643        4,290,884
Accrued Distribution Expenses
  Investor Class                                                    151,814          121,224
  Class C                                                             7,827            1,036
Accrued Expenses and Other Payables                                  71,686           61,203
=============================================================================================
TOTAL LIABILITIES                                                 9,425,583        9,357,713
=============================================================================================
NET ASSETS AT VALUE                                         $   808,295,790 $    650,231,533
=============================================================================================
NET ASSETS
Paid-in Capital(b)                                          $ 1,001,284,772 $    687,094,508
Accumulated Undistributed(Distributions in Excess of)
  Net Investment Income                                              27,631          (29,486)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                         (70,471,777)     (25,624,561)
Net Depreciation of Investment Securities                      (122,544,836)     (11,208,928)
=============================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding       $   808,295,790 $    650,231,533
=============================================================================================
NET ASSETS AT VALUE:
  Investor Class                                            $   797,777,517 $    646,418,823
=============================================================================================
  Class C                                                   $    10,517,187 $      3,811,662
=============================================================================================
  Class K                                                   $         1,086 $          1,048
=============================================================================================
Shares Outstanding
  Investor Class                                                144,212,058      105,461,336
  Class C                                                         1,907,606          622,288
  Class K                                                               196              171
=============================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                            $          5.53 $           6.13
  Class C (excludes applicable contingent
    deferred sales charge)                                  $          5.51 $           6.13
  Class K                                                   $          5.53 $           6.13
=============================================================================================

(a)Investment securities at cost and value at February 28, 2001 include repurchase agreements of $1,156,000 and $1,595,000 for High Yield and Select Income Funds, respectively.
(b)The Fund has three billion authorized shares of common stock, par value $0.01 per share. Of such shares, 1.1 billion have been allocated to High Yield Fund and 900 million to Select Income Fund: 400 million to High Yield Fund - Investor Class, 300 million to High Yield Fund - Class C, 400 million to High Yield Fund - Class K, 300 million to Select Income Fund - Investor Class, 300 million to Select Income Fund - Class C and 300 million to Select Income Fund - Class K.

See Notes to Financial Statements

INVESCO BOND FUNDS, INC.
FEBRUARY 28, 2001
UNAUDITED

                                                                                        U.S.
                                                                   TAX-FREE       GOVERNMENT
                                                                       BOND       SECURITIES
                                                                       FUND             FUND
---------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                $   171,015,391 $    111,942,198
=============================================================================================
  At Value(a)                                               $   179,267,354 $    112,594,574
Cash                                                                 63,460               0
Receivables:
  Fund Shares Sold                                                  291,576        1,778,378
  Interest                                                        2,444,729          730,479
Prepaid Expenses and Other Assets                                   190,864          212,978
=============================================================================================
TOTAL ASSETS                                                    182,257,983      115,316,409
=============================================================================================
LIABILITIES
Payables:
  Custodian                                                               0           96,522
  Distributions to Shareholders                                     179,899           23,745
  Fund Shares Repurchased                                           178,417        1,575,522
Accrued Distribution Expenses
  Investor Class                                                     34,902           20,014
  Class C                                                               160              618
Accrued Expenses and Other Payables                                  49,759           18,740
=============================================================================================
TOTAL LIABILITIES                                                   443,137        1,735,161
=============================================================================================
NET ASSETS AT VALUE                                         $   181,814,846 $    113,581,248
=============================================================================================
NET ASSETS
Paid-in Capital(b)                                          $   175,803,154 $    113,844,106
Accumulated Undistributed Net Investment Income                       4,036           46,456
Accumulated Undistributed Net Realized Loss on
  Investment Securities                                          (2,244,307)        (961,690)
Net Appreciation of Investment Securities                         8,251,963          652,376
=============================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding       $   181,814,846 $    113,581,248
=============================================================================================
NET ASSETS AT VALUE:
  Investor Class                                            $   181,467,304 $    112,898,998
=============================================================================================
  Class C                                                   $       347,542 $        682,250
=============================================================================================
Shares Outstanding
  Investor Class                                                 11,992,050       15,411,548
  Class C                                                            20,336           93,221
============================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                            $         15.13 $           7.33
  Class C (excludes applicable contingent deferred
    sales charge)                                           $         17.09 $           7.32
=============================================================================================

(a) Investment securities at cost and value at February 28, 2001 includes a repurchase agreement of $10,820,000 for U.S. Government Securities Fund.
(b) The Fund has three billion authorized shares of common stock, par value $0.01 per share. Of such shares, 200 million have been allocated to Tax-Free Bond Fund and 200 million to U.S. Government Securities Fund: 100 million to each Investor Class and 100 million to each Class C.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2001 (NOTE 1)
UNAUDITED

                                                                       HIGH           SELECT
                                                                      YIELD           INCOME
                                                                       FUND             FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                   $     5,512,762  $       705,774
Dividends from Affiliated Investment Companies                      114,496           46,957
Interest                                                         38,022,644       24,053,041
=============================================================================================
  TOTAL INCOME                                                   43,649,902       24,805,772
=============================================================================================
EXPENSES
Investment Advisory Fees                                          1,498,142        1,414,865
Distribution Expenses
  Investor Class                                                    909,756          726,240
  Class C                                                            32,408            4,046
  Class K                                                                 1                1
Transfer Agent Fees                                                 955,061        1,162,700
Administrative Services Fees                                        170,214          135,905
Custodian Fees and Expenses                                          31,444           34,967
Directors' Fees and Expenses                                         19,606           16,020
Interest Expenses                                                         0            4,951
Professional Fees and Expenses                                       22,972           15,649
Registration Fees and Expenses-Investor Class                        50,590           24,857
Reports to Shareholders                                              89,949           62,960
Other Expenses                                                       16,476           14,190
=============================================================================================
  TOTAL EXPENSES                                                  3,796,619        3,617,351
  Fees and Expenses Absorbed by Investment Adviser                       (3)        (558,973)
  Fees and Expenses Paid Indirectly                                 (25,447)         (25,293)
=============================================================================================
    NET EXPENSES                                                  3,771,169        3,033,085
=============================================================================================
NET INVESTMENT INCOME                                            39,878,733       21,772,687
=============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities                      (18,540,556)      (4,408,003)
Change in Net Appreciation (Depreciation) of
  Investment Securities                                         (44,513,896)      11,517,179
=============================================================================================
NET GAIN (LOSS) ON INVESTMENT SECURITIES                        (63,054,452)       7,109,176
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                           $   (23,175,719)$     28,881,863
=============================================================================================

See Notes to Financial Statements
INVESCO BOND FUNDS, INC.
SIX MONTHS ENDED FEBRUARY 28, 2001
UNAUDITED

                                                                                        U.S.
                                                                   TAX-FREE       GOVERNMENT
                                                                       BOND       SECURITIES
                                                                       FUND             FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                             $     4,838,301 $      2,796,130
=============================================================================================
EXPENSES
Investment Advisory Fees                                            483,459          251,453
Distribution Expenses
  Investor Class                                                    219,584          113,473
  Class C                                                               683            3,296
Transfer Agent Fees                                                 119,263          184,906
Administrative Services Fees                                         44,556           25,574
Custodian Fees and Expenses                                           9,576            6,650
Directors' Fees and Expenses                                          8,048            6,162
Interest Expenses                                                     5,162                0
Professional Fees and Expenses                                       12,128           10,354
Registration Fees and Expenses - Investor Class                      14,370           19,268
Reports to Shareholders                                              27,728           29,924
Other Expenses                                                       12,948            1,997
=============================================================================================
  TOTAL EXPENSES                                                    957,505          653,057
  Fees and Expenses Absorbed by Investment Adviser                 (166,722)        (191,483)
  Fees and Expenses Paid Indirectly                                  (5,263)          (4,368)
=============================================================================================
    NET EXPENSES                                                    785,520          457,206
=============================================================================================
NET INVESTMENT INCOME                                             4,052,781        2,338,924
=============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain on Investment Securities                          359,409          793,930
Change in Net Appreciation of Investment Securities               4,633,619        2,832,882
=============================================================================================
NET GAIN ON INVESTMENT SECURITIES                                 4,993,028        3,626,812
=============================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $     9,045,809 $      5,965,736
=============================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                   (Note 1)
                                                                  UNAUDITED
OPERATIONS
Net Investment Income                                       $    39,878,733 $     72,639,645
Net Realized Loss on Investment Securities                      (18,540,556)     (15,635,251)
Change in Net Depreciation of Investment Securities             (44,513,896)     (35,657,741)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS           (23,175,719)      21,346,653
=============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                (39,550,792)     (72,509,127)
  Class C                                                          (328,228)        (130,539)
  Class K                                                               (23)              --
=============================================================================================
TOTAL DISTRIBUTIONS                                             (39,879,043)     (72,639,666)
=============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                242,800,722      454,459,618
  Class C                                                        11,648,635        5,089,857
  Class K                                                             1,000               --
Reinvestment of Distributions
  Investor Class                                                 35,497,077       62,831,854
  Class C                                                           192,046           76,667
  Class K                                                                23               --
=============================================================================================
                                                                290,139,503      522,457,996
Amounts Paid for Repurchases of Shares
  Investor Class                                               (205,374,276)    (471,876,363)
  Class C                                                        (5,795,443)        (244,425)
=============================================================================================
                                                               (211,169,719)    (472,120,788)
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                        78,969,784       50,337,208
=============================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                          15,915,022         (955,805)
NET ASSETS
Beginning of Period                                             792,380,768      793,336,573
=============================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $27,631 and $27,941,
    respectively)                                           $   808,295,790 $    792,380,768
=============================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
HIGH YIELD FUND (CONTINUED)
                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                   (Note 1)
                                                                  UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                 43,932,299       73,111,663
  Class C                                                         2,114,996          839,665
  Class K                                                               192               --
Shares Issued from Reinvestment of Distributions
  Investor Class                                                  6,546,428       10,183,050
  Class C                                                            35,463           12,820
  Class K                                                                 4               --
=============================================================================================
                                                                 52,629,382       84,147,198
Shares Repurchased
  Investor Class                                                (37,857,913)     (75,646,163)
  Class C                                                        (1,054,101)         (41,237)
=============================================================================================
                                                                (38,912,014)     (75,687,400)
NET INCREASE IN FUND SHARES                                      13,717,368        8,459,798
=============================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SELECT INCOME FUND
                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                    (Note 1)
                                                                  UNAUDITED
OPERATIONS
Net Investment Income                                       $    21,772,687 $     38,583,546
Net Realized Loss on Investment Securities                       (4,408,003)     (13,352,053)
Change in Net Appreciation of Investment Securities              11,517,179        6,620,820
=============================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                       28,881,863       31,852,313
=============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                (21,746,657)     (38,578,766)
  Class C                                                           (27,657)          (4,884)
  Class K                                                               (14)              --
In Excess of Net Realized Gain on Investment
  Securities-Investor Class                                               0           (6,233)
=============================================================================================
TOTAL DISTRIBUTIONS                                             (21,774,328)     (38,589,883)
=============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                294,907,637      292,523,414
  Class C                                                         5,662,840          368,091
  Class K                                                             1,000               --
Reinvestment of Distributions
  Investor Class                                                 20,440,122       35,700,712
  Class C                                                            21,051            4,637
  Class K                                                                14               --
=============================================================================================
                                                                321,032,664      328,596,854
Amounts Paid for Repurchases of Shares
  Investor Class                                               (250,521,056)    (296,402,123)
  Class C                                                        (2,282,908)             (25)
=============================================================================================
                                                               (252,803,964)    (296,402,148)
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                        68,228,700       32,194,706
=============================================================================================
TOTAL INCREASE IN NET ASSETS                                     75,336,235       25,457,136
NET ASSETS
Beginning of Period                                             574,895,298      549,438,162
=============================================================================================
End of Period (Including Accumulated Undistributed Net
  Investment Loss of ($29,486) and ($27,845), respectively) $   650,231,533     $574,895,298
=============================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
SELECT INCOME FUND (CONTINUED)
                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                    (Note 1)
                                                                  UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                 49,043,071       48,544,992
  Class C                                                           935,626           61,484
  Class K                                                               169               --
Shares Issued from Reinvestment of Distributions
  Investor Class                                                  3,416,412        5,919,994
  Class C                                                             3,499              772
  Class K                                                                 2               --
=============================================================================================
                                                                 53,398,779       54,527,242
Shares Repurchased
  Investor Class                                                (41,734,494)     (49,108,309)
  Class C                                                          (379,090)              (4)
=============================================================================================
                                                                (42,113,584)     (49,108,313)
NET INCREASE IN FUND SHARES                                      11,285,195        5,418,929
=============================================================================================
See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
TAX-FREE BOND FUND
                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                  UNAUDITED
OPERATIONS
Net Investment Income                                       $     4,052,781 $      7,883,317
Net Realized Gain (Loss) on Investment Securities                   395,409       (2,384,240)
Change in Net Appreciation of Investment Securities               4,633,619        4,852,642
=============================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                        9,081,809       10,351,719
=============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                 (4,049,929)      (7,883,296)
  Class C                                                            (2,852)             (21)
In Excess of Net Realized Gain on Investment
  Securities-Investor Class                                               0         (689,096)
=============================================================================================
TOTAL DISTRIBUTIONS                                              (4,052,781)      (8,572,413)
=============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                 43,005,343       56,243,612
  Class C                                                         3,254,148            1,039
Reinvestment of Distributions
  Investor Class                                                  2,923,714        6,316,170
  Class C                                                               785               21
=============================================================================================
                                                                 49,183,990       62,560,842
Amounts Paid for Repurchases of Shares
  Investor Class                                                (47,635,085)     (78,021,237)
  Class C                                                        (2,917,801)              (1)
=============================================================================================
                                                                (50,552,886)     (78,021,238)
NET DECREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                        (1,368,896)     (15,460,396)
=============================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETs                           3,660,132      (13,681,090)
NET ASSETS
Beginning of Period                                             178,154,714      191,835,804
=============================================================================================
End of Period (Including Accumulated Undistributed Net
  Investment Income of $4,036 and $4,036, respectively)     $   181,814,846 $    178,154,714
=============================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
TAX-FREE BOND FUND (CONTINUED)
                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                  UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                  2,870,292        3,917,935
  Class C                                                           206,217               74
Shares Issued from Reinvestment of Distributions
  Investor Class                                                    196,306          441,797
  Class C                                                                48                1
=============================================================================================
                                                                  3,272,863        4,359,807
Shares Repurchased
  Investor Class                                                 (3,180,555)      (5,453,139)
  Class C                                                          (186,004)               0
=============================================================================================
                                                                 (3,366,559)      (5,453,139)
NET DECREASE IN FUND SHARES                                         (93,696)      (1,093,332)
=============================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND
                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                  UNAUDITED
OPERATIONS
Net Investment Income                                       $     2,338,924 $      3,989,790
Net Realized Gain (Loss) on Investment Securities                   793,930       (1,402,264)
Change in Net Appreciation of Investment Securities               2,832,882        3,653,854
=============================================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS                        5,965,736        6,241,380
=============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
  Investor Class                                                 (2,324,753)      (3,988,910)
  Class C                                                           (14,171)            (880)
In Excess of Net Realized Gain on Investment
  Securities-Investor Class                                               0           (4,763)
=============================================================================================
TOTAL DISTRIBUTIONS                                              (2,338,924)      (3,994,553)
=============================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                149,434,042       73,789,352
  Class C                                                         3,606,977          423,663
Reinvestment of Distributions
  Investor Class                                                  2,140,995        3,630,906
  Class C                                                            10,846              824
=============================================================================================
                                                                155,192,860       77,844,745
Amounts Paid for Repurchase of Shares
  Investor Class                                               (117,150,807)     (84,694,074)
  Class C                                                        (3,199,451)        (184,357)
=============================================================================================
                                                               (120,350,258)     (84,878,431)
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                                        34,842,602       (7,033,686)
=============================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS                          38,469,414       (4,786,859)
NET ASSETS
Beginning of Period                                              75,111,834       79,898,693
=============================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income of $46,456 and $46,456,
    respectively)                                           $   113,581,248 $     75,111,834
=============================================================================================

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND (CONTINUED)
                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                                FEBRUARY 28        AUGUST 31
---------------------------------------------------------------------------------------------
                                                                       2001             2000
                                                                  UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                 20,746,278       10,781,871
  Class C                                                           502,851           60,498
Shares Issued from Reinvestment of Distributions
  Investor Class                                                    297,490          531,143
  Class C                                                             1,503              118
=============================================================================================
                                                                 21,548,122       11,373,630
Shares Repurchased
  Investor Class                                                (16,251,955)     (12,430,042)
  Class C                                                          (445,347)         (26,402)
=============================================================================================
                                                                (16,697,302)     (12,456,444)
NET INCREASE (DECREASE) IN FUND SHARES                            4,850,820       (1,082,814)
=============================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO BOND FUNDS, INC.
UNAUDITED

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective December 14, 2000, High Yield and Select Income Funds began offering an additional class of shares, referred to as Class K shares. The Funds offer Investor Class and Class C shares. Investor Class, Class C and Class K shares are subject to an annual distribution fee of 0.25%, 1.00% and 0.45%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Equity securities and closed-end investment companies traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective mutual fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended February 28, 2001, High Yield and Select Income Funds invested in INVESCO Treasurer's Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

Mortgage paydown gain/loss is treated as ordinary income for tax purposes and is included in interest income in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds incurred and elected to defer post-October 31 net capital losses of $16,245,109, $13,769,183, $1,832,459 and $1,400,783, respectively, to the year ended August 31, 2001.

At August 31, 2000, net capital loss carryovers were as follows:

                                                                 U.S.
                               HIGH           SELECT       GOVERNMENT
YEAR OF                       YIELD           INCOME       SECURITIES
EXPIRATION                     FUND             FUND             FUND
--------------------------------------------------------------------------------
2003                     $        0       $   46,911         $      0
2004                              0           17,095                0
2005                              0           19,676                0
2007                      2,045,175           16,678                0
2008                     33,451,346        7,340,660          272,064

To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amortized premiums, expired capital loss carryforwards, market discounts, mortgaged-backed securities, net operating losses and nontaxable dividends.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                   AVERAGE NET ASSETS
--------------------------------------------------------------------------------
                                        $0 TO     $300 TO          OVER
                                         $300        $500          $500
FUND                                  MILLION     MILLION       MILLION
--------------------------------------------------------------------------------
High Yield Fund                         0.50%        0.40%       0.30%
Select Income Fund                      0.55%        0.45%       0.35%
Tax-Free Bond Fund                      0.55%        0.45%       0.35%
U.S. Government Securities Fund         0.55%        0.45%       0.35%

A Sub-Advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement pursuant to Rule 12b-1 of the Act provides for financing the distribution and shareholder servicing of Class C shares of 1.00% per annum of average daily net assets. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the six months/period ended February 28, 2001, amounts paid to the Distributor were as follows:

                                      INVESTOR        CLASS             CLASS
FUND                                     CLASS            C              K(a)
--------------------------------------------------------------------------------
High Yield Fund                     $  922,268   $   28,306    $Insignificant
Select Income Fund                     725,469        3,323     Insignificant
Tax-Free Bond Fund                     222,235          524                --
U.S. Government Securities Fund        109,164        2,768                --

(a) From December 14, 2000 to February 28, 2001, the Class' current period end.

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by the Funds for the six months/period ended February 28, 2001.

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the six months ended February 28, 2001 were $314,812.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended February 28, 2001, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                    PURCHASES         SALES
--------------------------------------------------------------------------------
High Yield Fund                                      $461,689,404  $492,894,542
Select Income Fund                                    187,465,057   236,345,270
Tax-Free Bond Fund                                     28,792,843    32,200,315

For the six months ended February 28, 2001, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                     PURCHASES        SALES
--------------------------------------------------------------------------------
Select Income Fund                                    $105,237,784  $24,290,158
U.S. Government Securities Fund                         51,266,616   19,938,438

NOTE 4 -- APPRECIATION AND DEPRECIATION. At February 28, 2001, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:
                                                                            NET
                                       GROSS          GROSS        APPRECIATION
FUND                            APPRECIATION   DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------
High Yield Fund                   $6,390,754   $130,452,022      $(124,061,268)
Select Income Fund                 9,063,698     20,272,626        (11,208,928)
Tax-Free Bond Fund                 8,618,891        366,928           8,251,963
U.S. Government Securities Fund      832,970        197,457             635,513

NOTE 5 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or AIM.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as of January 1, 2000, equal to 50% of the sum of the retainer fee plus the meeting attendance fees.

Pension expenses for the six months ended February 28, 2001, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     UNFUNDED
                                    PENSION           ACCRUED        PENSION
FUND                               EXPENSES     PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------
High Yield Fund                  $    7,408        $    8,226       $ 64,049
Select Income Fund                    5,545             5,208         45,203
Tax-Free Bond Fund                    1,782            10,853         36,060
U.S. Government Securities Fund         845             3,348         13,304

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer during the period, as defined in the Act. A summary of the transactions during the six months ended February 28, 2001, in which the issuer was an affiliate of the Fund, is as follows:

                                                   REALIZED GAIN
                       PURCHASES           SALES       (LOSS) ON
                   ----------------------------------  INVESTMENT      VALUE AT
AFFILIATE            SHARES       COST  SHARES   COST  SECURITIES     2/28/2001
--------------------------------------------------------------------------------
HIGH YIELD FUND
Ntelos Inc Warrants
(Exp 2010)           16,500  $ 214,160      --     --          --       $53,625

No dividend or interest income was received from any affiliated companies.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended February 28, 2001, Tax-Free Bond Fund borrowed cash at a weighted averate rate of 6.56%. At February 28, 2001, there were no such borrowings and/or lendings for any other Fund.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At February 28, 2001, there were no such borrowings for any Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). A 1.00% CDSC is charged by each Fund's Class C shares on redemptions or exchanges of shares held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder and therefore, it is not an expense of the Fund. For the six months ended February 28, 2001, the Distributor received the following CDSC fees from Class C shareholders:

FUND                                                                   CDSC FEE
--------------------------------------------------------------------------------
High Yield Fund                                                        $    867
Select Income Fund                                                           67
Tax-Free Bond Fund                                                Insignificant
U.S. Government Securities Fund                                   Insignificant

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND--INVESTOR CLASS

------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           SIX MONTHS
                                                                ENDED
                                                          FEBRUARY 28                      YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
                                                                 2001       2000       1999        1998       1997       1996
                                                            UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                        $    5.98 $     6.40 $     6.76 $      7.45 $     6.84 $     6.73
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.30       0.60       0.60        0.64       0.62       0.63
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                (0.45)     (0.42)     (0.19)      (0.29)      0.64       0.11
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                (0.15)      0.18       0.41        0.35       1.26       0.74
==============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(a)                          0.30       0.60       0.60        0.64       0.62       0.63
Distributions from Capital Gains                                 0.00       0.00       0.00        0.40       0.03       0.00
In Excess of Capital Gains                                       0.00       0.00       0.17        0.00       0.00       0.00
==============================================================================================================================
TOTAL DISTRIBUTIONS                                              0.30       0.60       0.77        1.04       0.65       0.63
==============================================================================================================================
Net Asset Value--End of Period                              $    5.53 $     5.98 $     6.40 $      6.76 $     7.45 $     6.84
==============================================================================================================================

TOTAL RETURN                                                (2.31%)(b)      2.89%      6.53%       4.44%     19.27%     11.38%

RATIOS
Net Assets--End of Period ($000 Omitted)                    $ 797,778 $  787,537 $  793,337 $   641,394 $  470,965 $  375,201
Ratio of Expenses to Average Net Assets(c)(d)                 0.51%(b)      1.00%      0.99%       0.86%      1.00%      0.99%
Ratio of Net Investment Income to Average Net Assets(d)       5.39%(b)      9.60%      9.13%       8.72%      8.71%      9.13%
Portfolio Turnover Rate                                         66%(b)        98%       154%        282%       129%       266%

(a) Distributions in excess of net investment income aggregated less than $0.01 on a per share basis for the year ended August 31, 1996.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99% and ratio of net investment income to average net assets would have been 9.13%.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           SIX MONTHS     PERIOD
                                                                ENDED      ENDED
                                                          FEBRUARY 28  AUGUST 31
--------------------------------------------------------------------------------
                                                                 2001    2000(a)
                                                            UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                      $      5.97 $    6.31
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.28      0.30
Net Losses on Securities (Both Realized and Unrealized)         (0.46)    (0.34)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                (0.18)    (0.04)
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                             0.28      0.30
================================================================================
Net Asset Value--End of Period                            $      5.51 $    5.97

TOTAL RETURN(b)                                             (2.81%)(c)(0.52%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)                  $    10,517 $   4,843
Ratio of Expenses to Average Net Assets(d)                    0.82%(c)  1.60%(e)
Ratio of Net Investment Income to Average Net Assets          5.02%(c)  9.20%(e)
Portfolio Turnover Rate                                         66%(c)    98%(f)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore, represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND--CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         PERIOD
                                                                          ENDED
                                                                    FEBRUARY 28
--------------------------------------------------------------------------------
                                                                         2001(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                $      5.29
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.12
Net Gains on Securities (Both Realized and Unrealized)                     0.24
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.36
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                                       0.12
================================================================================
Net Asset Value--End of Period                                      $      5.53

TOTAL RETURN                                                            6.82%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $         1
Ratio of Expenses to Average Net Assets(c)(d)                           0.31%(b)
Ratio of Net Investment Income to Average Net Assets(d)                 2.21%(b)
Portfolio Turnover Rate                                                   66%(e)

(a)  From December 14, 2000, since inception of Class K, to February 28, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the period ended February 28, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.64% and ratio of net investment income to average net assets would have been 1.88%.
(e) Portfolio Turnover is calculated at the Fund level, and therefore, represents the six months ended February 28, 2001.

FINANCIAL HIGHLIGHTS
SELECT INCOME FUND--INVESTOR  CLASS

------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           SIX MONTHS
                                                                ENDED
                                                          FEBRUARY 28                      YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
                                                                 2001       2000       1999        1998       1997       1996
                                                            UNAUDITED

PER SHARE DATA
Net Asset Value--Beginning of Period                        $    6.06 $     6.15 $     6.68 $      6.66 $     6.35 $     6.54
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.22       0.43       0.43        0.43       0.45       0.47
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                 0.07      (0.09)     (0.41)       0.19       0.34      (0.17)
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                 0.29       0.34       0.02        0.62       0.79       0.30
==============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                             0.22       0.43       0.43        0.43       0.45       0.46
In Excess of Net Investment Income                               0.00       0.00       0.00        0.00       0.00       0.01
Distributions from Capital Gains                                 0.00       0.00       0.02        0.17       0.03       0.02
In Excess of Capital Gains(a)                                    0.00       0.00       0.10        0.00       0.00       0.00
==============================================================================================================================
TOTAL DISTRIBUTIONS                                              0.22       0.43       0.55        0.60       0.48       0.49
==============================================================================================================================
Net Asset Value--End of Period                              $    6.13 $     6.06 $     6.15 $      6.68 $     6.66 $     6.35
==============================================================================================================================

TOTAL RETURN                                                  4.98%(b)      5.78%      0.15%       9.58%     12.89%      4.78%

RATIOS
Net Assets-- End of Period ($000 Omitted)                   $ 646,419 $  574,518 $  549,438 $   502,624 $ 287,618  $  258,093
Ratio of Expenses to Average Net Assets(c)(d)                 0.52%(b)      1.06%      1.06%       1.06%      1.03%      1.01%
Ratio of Net Investment Income to Average Net Assets(d)       3.71%(b)      7.10%      6.56%       6.36%      6.98%      7.14%
Portfolio Turnover Rate                                         46%(b)        82%       135%        140%       263%       210%

(a) Distributions in excess of capital gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2001 and the years ended August 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.62%, 1.19%, 1.16%, 1.10%, 1.21% and 1.16%, respectively, and ratio of net investment income to average net assets would have been 3.61%, 6.97%, 6.46%, 6.32%, 6.80% and 6.99%, respectively.

FINANCIAL HIGHLIGHTS
SELECT INCOME FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         SIX MONTHS      PERIOD
                                                              ENDED       ENDED
                                                        FEBRUARY 28   AUGUST 31
--------------------------------------------------------------------------------
                                                               2001      2000(a)
                                                          UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                     $     6.06   $    6.02
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                          0.20        0.21
Net Gains on Securities (Both Realized and Unrealized)         0.07        0.04
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               0.27        0.25
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                           0.20        0.21
================================================================================
Net Asset Value--End of Period                           $     6.13   $    6.06
================================================================================

TOTAL RETURN(b)                                             4.62%(c)    4.24%(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                $    3,812   $     377
Ratio of Expenses to Average Net Assets(d)(e)               0.89%(c)    1.83%(f)
Ratio of Net Investment Income to Average Net Assets(e)     3.39%(c)    6.42%(f)
Portfolio Turnover Rate                                       46%(c)      82%(g)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.90% and ratio of net investment income to average net assets would have been 3.38%.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore, represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS
SELECT INCOME FUND--CLASS K
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                         PERIOD
                                                                          ENDED
                                                                    FEBRUARY 28
--------------------------------------------------------------------------------
                                                                         2001(a)
                                                                      UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                                $      5.93
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                      0.09
Net Gains on Securities (Both Realized and Unrealized)                     0.20
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                           0.29
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                       0.09
================================================================================
NET ASSET VALUE--END OF PERIOD                                      $      6.13
================================================================================

TOTAL RETURN                                                            4.86%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $         1
Ratio of Expenses to Average Net Assets(c)(d)                           0.30%(b)
Ratio of Net Investment Income to Average Net Assets(d)                 1.49%(b)
Portfolio Turnover Rate                                                   46%(e)

(a)  From December 14, 2000, since inception of Class K, to February 28, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the period ended February 28, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.69% and ratio of net investment income would have been 1.10%.
(e) Portfolio Turnover is calculated at the Fund level, and therefore, represents the six months ended February 28, 2001.

FINANCIAL HIGHLIGHTS
TAX-FREE BOND FUND--INVESTOR  CLASS

--------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       SIX MONTH       YEAR     PERIOD
                                                           ENDED      ENDED      ENDED
                                                     FEBRUARY 28  AUGUST 31  AUGUST 31         YEAR ENDED JUNE 30
--------------------------------------------------------------------------------------------------------------------------------
                                                            2001       2000    1999(a)      1999       1998       1997     1996
                                                       UNAUDITED
Net Asset Value--Beginning of Period                  $    14.72 $    14.53 $    14.71 $   15.57 $    15.34 $    15.20 $  15.07
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.34       0.64       0.10      0.62       0.63       0.66     0.73
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                            0.41       0.24      (0.18)    (0.40)      0.40       0.38     0.32
================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                            0.75       0.88      (0.08)     0.22       1.03       1.04     1.05
================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                        0.34       0.64       0.10      0.62       0.63       0.66     0.73
In Excess of Net Investment Income                          0.00       0.00       0.00      0.00       0.00       0.01     0.00
Distributions from Capital Gains                            0.00       0.00       0.00      0.46       0.17       0.23     0.19
In Excess of Capital Gains                                  0.00       0.05       0.00      0.00       0.00       0.00     0.00
================================================================================================================================
TOTAL DISTRIBUTIONS                                         0.34       0.69       0.10      1.08       0.80       0.90     0.92
================================================================================================================================
Net Asset Value--End of Period                        $    15.13 $    14.72 $    14.53 $   14.71 $    15.57 $    15.34 $  15.20
================================================================================================================================

TOTAL RETURN                                             5.16%(b)      6.32% (0.53%)(b)     1.30%      6.87%      7.05%    7.01%

RATIOS
Net Assets--End of Period ($000 Omitted)              $  181,467 $  178,154 $  191,836 $ 201,791 $  211,471 $  220,410 $250,890
Ratio of Expenses to Average Net Assets(c)(d)            0.45%(b)      0.91%   0.90%(e)     0.91%      0.91%      0.90%    0.91%
Ratio of Net Investment Income to Average Net Assets(d)  2.29%(b)      4.45%   4.08%(e)     4.03%      4.06%      4.36%    4.76%
Portfolio Turnover Rate                                    17%(b)        50%      3%(b)       66%       173%     123%       146%

(a)  From July 1, 1999 to August 31, 1999, the Fund's current fiscal year end.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2001, for the year ended August 31, 2000, for the period ended August 31, 1999 and for the years ended June 30, 1999, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.54%, 1.11%, 1.14% (annualized), 1.06%, 1.04%, 1.05% and 1.04%, respectively, and ratio of net investment income to average net assets would have been 2.20%, 4.25%, 3.84% (annualized), 3.88%, 3.93%, 4.21% and 4.63%, respectively.
(e)  Annualized

FINANCIAL HIGHLIGHTS
TAX-FREE BOND FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDIG THROUGHOUT EACH PERIOD)
                                                        SIX MONTHS       PERIOD
                                                             ENDED        ENDED
                                                       FEBRUARY 28    AUGUST 31
--------------------------------------------------------------------------------
                                                              2001       2000(a)
                                                         UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                   $     14.71 $      14.05
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                         0.28         0.29
Net Gains on Securities (Both Realized and Unrealized)        2.38         0.66
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                              2.66         0.95
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                          0.28         0.29
================================================================================
Net Asset Value--End of Period                         $     17.09 $      14.71
================================================================================

TOTAL RETURN(b)                                           18.24%(c)     6.86%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)               $       348 $          1
Ratio of Expenses to Average Net Assets(d)(e)              0.89%(c)     1.66%(f)
Ratio of Net Investment Income to Average Net Assets(e)    2.07%(c)     3.79%(f)
Portfolio Turnover Rate                                      17%(c)       50%(g)


(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.96% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 2.00% and (1.45%) (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore, represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT SECURITIES FUND--INVESTOR CLASS

------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           SIX MONTHS
                                                                ENDED
                                                          FEBRUARY 28                      YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------
                                                                 2001       2000       1999        1998       1997       1996
                                                            UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                        $    7.05 $     6.81 $     7.99 $      7.49 $     7.15 $     7.49
==============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.18       0.36       0.35        0.40       0.43       0.44
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                 0.28       0.24      (0.58)       0.67       0.34      (0.34)
==============================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                 0.46       0.60      (0.23)       1.07       0.77       0.10
==============================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                             0.18       0.36       0.35        0.40       0.43       0.43
In Excess of Net Investment Income                               0.00       0.00       0.00        0.00       0.00       0.01
Distributions from Capital Gains                                 0.00       0.00       0.56        0.17       0.00       0.00
In Excess of Capital Gains(a)                                    0.00       0.00       0.04        0.00       0.00       0.00
==============================================================================================================================
TOTAL DISTRIBUTIONS                                              0.18       0.36       0.95        0.57       0.43       0.44
==============================================================================================================================
Net Asset Value--End of Period                              $    7.33 $     7.05 $     6.81 $      7.99 $     7.49 $     7.15
==============================================================================================================================

TOTAL RETURN                                                  6.63%(b)      9.12%    (3.40%)      14.75%     11.01%      1.31%

RATIOS
Net Assets--End of Period ($000 Omitted)                    $ 112,899 $   74,870 $   79,899 $    79,485 $   51,581 $   54,614
Ratio of Expenses to Average Net Assets(c)(d)                 0.50%(b)      1.02%      1.01%       1.01%      1.01%      1.02%
Ratio of Net Investment Income to Average Net Assets(d)       2.54%(b)      5.28%      4.80%       5.22%      5.78%      5.76%
Portfolio Turnover Rate                                         24%(b)        21%       114%        323%       139%       212%

(a) Distributions in excess of capital gains aggregated less than $0.01 on a per share basis for the year ended August 31, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2001 and the years ended August 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.71%, 1.61%, 1.60%, 1.41%, 1.32% and 1.48%, respectively, and ratio of net investment income to average net assets would have been 2.33%, 4.69%, 4.21%, 4.82%, 5.47% and 5.30%, respectively.

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT SECURITIES FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS        PERIOD
                                                            ENDED         ENDED
                                                      FEBRUARY 28     AUGUST 31
--------------------------------------------------------------------------------
                                                             2001        2000(a)
                                                        UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                  $      7.06 $        6.72
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                        0.15          0.17
Net Gains or on Securities (Both Realized and Unrealized)    0.26          0.34
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                             0.41          0.51
================================================================================
LESS DISTRIBUTIONS
DIVIDENDS FROM NET INVESTMENT INCOME                         0.15          0.17
================================================================================
Net Asset Value--End of Period                        $      7.32 $        7.06
================================================================================

TOTAL RETURN(b)                                           5.87%(c)      7.64%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)              $       682 $         241
Ratio of Expenses to Average Net Assets(d)(e)             0.88%(c)      1.94%(f)
Ratio of Net Investment Income to Average Net Assets(e)   2.13%(c)      4.65%(f)
Portfolio Turnover Rate                                     24%(c)        21%(g)

(a)  From February 15, 2000, since inception of Class C, to August 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the six months ended February 28, 2001 and for the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.92% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 2.10% and 4.30% (annualized), respectively.
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore, represents the year ended August 31, 2000.

We're easy to stay in touch with:

Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
On the World Wide  Web: invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.


SINC 9120 2/01